Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.8%)
CHINA (90.8%)
Consumer Discretionary (14.1%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	192,595	$7,193,850
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	296,041	2,218,490
Haier Smart Home Co. Ltd., A Shares(a)	190,500	736,583
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	411,642	4,055,165
SAIC Motor Corp. Ltd., A Shares (Stock Connect)(a)	62,000	176,309
		14,380,397
Consumer Staples (19.3%)
By-health Co. Ltd., A Shares(a)	330,688	1,405,322
Chacha Food Co. Ltd., A Shares(a)	214,500	1,252,153
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	175,312	3,113,523
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	262,400	1,357,786
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	29,363	7,637,755
Proya Cosmetics Co. Ltd., A Shares(a)	35,600	889,033
Wuliangye Yibin Co. Ltd., A Shares(a)	119,137	4,082,968
		19,738,540
Energy (0.0%)
G3 Exploration Ltd.(b)(c)(d)	53,000	—

Financials (14.0%)
Bank of Ningbo Co. Ltd., A Shares(a)	482,715	2,422,393
China International Capital Corp. Ltd., H Shares(e)	355,200	818,211
China Merchants Bank Co. Ltd., A Shares(a)	664,432	4,789,755
Ping An Bank Co. Ltd., A Shares(a)	946,700	2,592,144
Ping An Insurance Group Co. of China Ltd., A Shares(a)	442,137	3,677,991
		14,300,494
Health Care (11.3%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)	349,458	3,186,719
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	82,767	2,024,573
Hangzhou Tigermed Consulting Co. Ltd., H Shares(e)	53,600	1,040,936
Jiangsu Hengrui Medicine Co. Ltd., A Shares(a)	313,895	2,648,821
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares(a)	44,210	2,678,655
		11,579,704
Industrials (11.0%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	564,388	2,374,935
Contemporary Amperex Technology Co. Ltd., A Shares(a)	38,279	3,280,757
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)	315,200	427,611
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	480,960	2,339,407
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)	216,810	1,295,339
Shanghai M&G Stationery, Inc., A Shares(a)	142,680	1,561,337
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	500	13,037
		11,292,423
Information Technology (13.5%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)	409,689	1,025,884

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen China A Share Equity Fund

Glodon Co. Ltd., A Shares(a)	268,189	$2,621,780
Hundsun Technologies, Inc., A Shares(a)	159,850	1,380,568
LONGi Green Energy Technology Co. Ltd., A Shares(a)	220,920	2,949,133
Luxshare Precision Industry Co. Ltd., A Shares(a)	413,270	2,371,965
Venustech Group, Inc., A Shares(a)	427,100	2,097,135
Yonyou Network Technology Co. Ltd., A Shares(a)	245,900	1,365,289
		13,811,754
Materials (5.5%)
Anhui Conch Cement Co. Ltd., A Shares(a)	260,456	1,428,536
Wanhua Chemical Group Co. Ltd., A Shares(a)	109,017	1,925,464
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(a)	57,720	2,224,369
		5,578,369
Real Estate (2.1%)
China Vanke Co. Ltd., A Shares(a)	682,273	2,183,023
		92,864,704
Total Common Stocks		92,864,704

EXCHANGE-TRADED FUNDS (3.9%)
CHINA (1.1%)
Xtrackers Harvest CSI 300 China A Shares ETF(a)(f)	31,096	1,171,075

UNITED STATES (2.8%)
KraneShares Bosera MSCI China A Shares ETF(f)	63,441	2,850,087
Total Exchange-Traded Funds		4,021,162

SHORT-TERM INVESTMENT—5.4%
UNITED STATES (5.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(g)	5,500,530	5,500,530
		5,500,530
Total Short-Term Investment		5,500,530
Total Investments (Cost $107,026,515) —100.1%		102,386,396
Liabilities in Excess of Other Assets—(0.1)%		(145,689)
Net Assets—100.0%		$102,240,707

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Trading halted. Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,287,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.1%)
AUSTRALIA (1.2%)
Materials (1.2%)
Rio Tinto PLC, ADR	18,158	$1,567,217

BRAZIL (2.4%)
Industrials (1.1%)
CCR SA	559,200	1,395,785

Materials (1.3%)
Vale SA, ADR	78,700	1,654,274
		3,050,059
CANADA (2.4%)
Energy (1.3%)
Enbridge, Inc.	43,500	1,711,725

Materials (1.1%)
Barrick Gold Corp.	64,000	1,393,280
		3,105,005
CHINA (4.0%)
Communication Services (1.0%)
Tencent Holdings Ltd.	22,500	1,356,934

Consumer Discretionary (1.0%)
Shenzhou International Group Holdings Ltd.	59,000	1,309,403

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	155,800	1,363,381

Real Estate (0.9%)
China Vanke Co. Ltd., H Shares	425,400	1,108,190
		5,137,908
DENMARK (1.6%)
Financials (1.6%)
Tryg A/S	83,333	2,059,555

FINLAND (1.6%)
Financials (0.8%)
Nordea Bank Abp	86,300	1,010,608

Information Technology (0.8%)
Nokia OYJ(a)	170,250	1,046,074
		2,056,682
FRANCE (6.7%)
Consumer Discretionary (1.2%)
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,521,267

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Consumer Staples (1.1%)
Danone SA	19,800	$1,456,359

Energy (1.0%)
TOTAL SE, ADR	29,600	1,291,448

Health Care (1.2%)
Sanofi	15,100	1,556,406

Industrials (2.2%)
Alstom SA(a)	30,400	1,260,881
Schneider Electric SE	9,400	1,574,390
		2,835,271
		8,660,751
GERMANY (5.0%)
Financials (1.0%)
Deutsche Boerse AG	8,000	1,334,911

Health Care (0.7%)
Bayer AG	16,100	959,222

Information Technology (1.0%)
Infineon Technologies AG	33,900	1,295,459

Materials (1.1%)
Linde PLC(a)	4,700	1,441,227

Utilities (1.2%)
RWE AG	41,900	1,489,782
		6,520,601
HONG KONG (0.9%)
Financials (0.9%)
Hong Kong Exchanges & Clearing Ltd.	18,700	1,195,111

INDONESIA (1.0%)
Communication Services (1.0%)
Telkom Indonesia Persero Tbk PT	6,062,000	1,358,851

ITALY (1.1%)
Utilities (1.1%)
Enel SpA	155,000	1,428,407

JAPAN (2.0%)
Financials (1.1%)
Mitsubishi UFJ Financial Group, Inc.	263,900	1,394,098

Real Estate (0.9%)
GLP J-REIT	700	1,253,817
		2,647,915
NETHERLANDS (2.5%)
Consumer Staples (1.3%)
Heineken NV	14,600	1,700,195

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Information Technology (1.2%)
ASML Holding NV	2,100	$1,605,206
		3,305,401
NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	72,700	1,262,228

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.	168,155	1,521,338

SOUTH KOREA (1.0%)
Materials (1.0%)
LG Chem Ltd.	1,840	1,351,487

SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	53,626	1,591,360

SWITZERLAND (3.1%)
Consumer Staples (1.0%)
Nestle SA	10,300	1,304,285

Financials (0.9%)
Zurich Insurance Group AG	2,900	1,169,207

Health Care (1.2%)
Roche Holding AG	4,000	1,545,248
		4,018,740
TAIWAN (1.2%)
Information Technology (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,597,968

UNITED KINGDOM (5.6%)
Communication Services (1.3%)
Vodafone Group PLC, ADR	103,300	1,686,889

Consumer Staples (0.9%)
Unilever PLC	19,600	1,129,741

Health Care (2.4%)
AstraZeneca PLC, ADR	31,700	1,814,508
Dechra Pharmaceuticals PLC	19,700	1,360,936
		3,175,444
Industrials (1.0%)
Melrose Industries PLC	591,474	1,314,416

Utilities (0.0%)
Pennon Group PLC	—	6
		7,306,496

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

UNITED STATES (50.4%)
Communication Services (2.9%)
Alphabet, Inc., Class C(a)	1,000	$2,704,420
Cineworld Group PLC(a)	485,000	427,815
Shenandoah Telecommunications Co.	12,300	649,317
		3,781,552
Consumer Discretionary (7.8%)
Aptiv PLC(a)	9,300	1,551,705
Genuine Parts Co.	13,000	1,649,960
Las Vegas Sands Corp.(a)	32,600	1,380,610
Lowe's Cos., Inc.	10,000	1,926,900
Target Corp.	8,800	2,297,240
TJX Cos., Inc. (The)	20,100	1,383,081
		10,189,496
Consumer Staples (4.4%)
Coca-Cola Co. (The)	24,900	1,420,047
Kraft Heinz Co. (The)	31,000	1,192,570
Mondelez International, Inc., Class A	25,600	1,619,456
PepsiCo, Inc.	9,200	1,443,940
		5,676,013
Energy (1.1%)
Williams Cos., Inc. (The)	57,900	1,450,395

Financials (6.9%)
Bank of America Corp.	44,500	1,707,020
Blackstone Group, Inc. (The), Class A	12,200	1,406,294
Goldman Sachs Group, Inc. (The)	5,200	1,949,376
Huntington Bancshares, Inc.	75,800	1,067,264
Intercontinental Exchange, Inc.	11,600	1,390,028
JPMorgan Chase & Co.	9,400	1,426,732
		8,946,714
Health Care (6.8%)
AbbVie, Inc.	19,103	2,221,679
Bristol-Myers Squibb Co.	22,200	1,506,714
Eli Lilly & Co.	7,300	1,777,550
Medtronic PLC	13,600	1,785,816
UnitedHealth Group, Inc.	3,900	1,607,658
		8,899,417
Industrials (3.5%)
FedEx Corp.	6,300	1,763,685
Lockheed Martin Corp.	3,500	1,300,845
Norfolk Southern Corp.	5,600	1,443,848
		4,508,378
Information Technology (12.0%)
Apple, Inc.	29,400	4,288,284
Avast PLC(b)	235,800	1,900,260
Broadcom, Inc.	4,400	2,135,760
Cisco Systems, Inc.	26,800	1,483,916
Fidelity National Information Services, Inc.	9,700	1,445,785
Intel Corp.	22,800	1,224,816

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Microsoft Corp.	10,800	$3,077,028
		15,555,849
Real Estate (2.4%)
American Tower Corp., REIT	4,600	1,300,880
Digital Realty Trust, Inc.	7,700	1,187,032
Gaming and Leisure Properties, Inc., REIT	13,800	653,292
		3,141,204
Utilities (2.6%)
CMS Energy Corp.	11,300	698,227
FirstEnergy Corp.	31,100	1,191,752
NextEra Energy, Inc.	19,500	1,519,050
		3,409,029
		65,558,047
Total Common Stocks		126,301,127

PREFERRED STOCKS (1.8%)
SOUTH KOREA (1.8%)
Information Technology (1.8%)
Samsung Electronics Co. Ltd.	36,800	2,310,152
Total Preferred Stocks		2,310,152

SHORT-TERM INVESTMENT (1.4%)
UNITED STATES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	1,787,561	1,787,561
Total Short-Term Investment		1,787,561
Total Investments (Cost $94,559,146) —100.3%		130,398,840
Liabilities in Excess of Other Assets—(0.3)%		(387,429)
Net Assets—100.0%		$130,011,411

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/13/2021	State Street Bank and Trust	USD	3,073,545	EUR	2,600,000	$3,088,583	$(15,038)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.2%)
ARGENTINA (1.2%)
Consumer Discretionary (1.2%)
MercadoLibre, Inc.(a)	39,778	$62,399,749
BRAZIL (4.4%)
Financials (0.5%)
B3 SA - Brasil Bolsa Balcao	8,662,600	25,364,499
Industrials (1.3%)
Rumo SA(a)	9,973,057	39,560,957
WEG SA	4,341,526	29,767,368
		69,328,325
Materials (2.6%)
Vale SA, ADR	6,711,583	141,077,475
		235,770,299
CHINA (30.5%)
Communication Services (3.8%)
Tencent Holdings Ltd.	3,392,100	204,571,267
Consumer Discretionary (11.2%)
Alibaba Group Holding Ltd.(a)	10,226,300	249,754,370
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	1,828,403	68,385,341
Li Ning Co. Ltd.	3,637,000	38,411,495
Meituan, B Shares(a)(c)	1,943,300	53,773,857
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	5,054,316	49,856,987
Prosus NV	674,543	60,181,639
Shenzhou International Group Holdings Ltd.	3,322,600	73,739,374
		594,103,063
Consumer Staples (0.6%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	121,415	31,623,681
Financials (2.7%)
China Merchants Bank Co. Ltd., H Shares	13,651,500	103,854,497
Ping An Insurance Group Co. of China Ltd., H Shares	4,530,500	39,645,680
		143,500,177
Health Care (2.8%)
Hangzhou Tigermed Consulting Co. Ltd., A Shares(b)	1,234,495	30,237,109
Hangzhou Tigermed Consulting Co. Ltd., H Shares(c)	200,700	3,897,685
Wuxi Biologics Cayman, Inc.(a)(c)	7,381,500	112,746,876
		146,881,670
Industrials (3.5%)
China Conch Venture Holdings Ltd.	7,463,500	27,210,860
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	16,865,176	82,141,468

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	2,981,278	$77,835,621
		187,187,949
Information Technology (2.6%)
GDS Holdings Ltd. Class A(a)	2,884,700	21,388,713
LONGi Green Energy Technology Co. Ltd., A Shares(b)	8,774,838	117,293,308
		138,682,021
Materials (0.9%)
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(b)	1,261,275	48,670,421
Real Estate (1.2%)
China Resources Land Ltd.	18,686,000	62,445,945
Utilities (1.2%)
China Resources Gas Group Ltd.	10,320,000	63,610,663
		1,621,276,857
CYPRUS (0.5%)
Financials (0.5%)
TCS Group Holding PLC, GDR	322,414	26,687,955
HONG KONG (4.0%)
Consumer Staples (0.9%)
Budweiser Brewing Co. APAC Ltd.(c)	16,750,100	46,746,396
Financials (3.1%)
AIA Group Ltd.	7,076,000	84,669,722
Hong Kong Exchanges & Clearing Ltd.	1,233,565	78,836,750
		163,506,472
		210,252,868
INDIA (10.9%)
Consumer Discretionary (0.0%)
Zomato Ltd.(a)	650,222	1,174,795
Consumer Staples (1.9%)
Hindustan Unilever Ltd.	1,471,531	46,354,820
ITC Ltd.	18,918,245	52,188,411
		98,543,231
Financials (5.3%)
Housing Development Finance Corp. Ltd.	4,216,682	138,891,179
Kotak Mahindra Bank Ltd.(a)	2,690,777	60,060,000
SBI Life Insurance Co. Ltd.(c)	5,582,446	83,530,173
		282,481,352
Information Technology (2.3%)
Tata Consultancy Services Ltd.	2,822,297	120,334,371
Materials (1.4%)
UltraTech Cement Ltd.	748,488	76,854,193
		579,387,942
INDONESIA (1.8%)
Financials (1.8%)
Bank Central Asia Tbk PT	26,294,600	54,281,438

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

Bank Rakyat Indonesia Persero Tbk PT	158,554,800	$40,676,643
		94,958,081
MACAO (1.1%)
Consumer Discretionary (1.1%)
Sands China Ltd.(a)	17,262,000	58,795,272
MEXICO (4.2%)
Consumer Staples (1.4%)
Fomento Economico Mexicano SAB de CV, ADR	822,096	71,826,528
Financials (1.4%)
Grupo Financiero Banorte SAB de CV, Class O	11,847,619	76,646,097
Industrials (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,574,556	28,489,725
Materials (0.9%)
Grupo Mexico SAB de CV, Class B	9,880,769	45,258,575
		222,220,925
NETHERLANDS (2.2%)
Information Technology (2.2%)
ASM International NV	87,540	31,068,821
ASML Holding NV	114,596	87,595,321
		118,664,142
PHILIPPINES (0.4%)
Financials (0.4%)
Bank of the Philippine Islands	13,044,794	21,008,421
POLAND (0.8%)
Consumer Discretionary (0.8%)
Allegro.eu SA(a)(c)	2,562,219	43,961,759
RUSSIA (4.7%)
Communication Services (0.5%)
Yandex N.V., Class A(a)	410,630	27,894,096
Energy (3.1%)
LUKOIL PJSC, ADR	770,958	66,217,583
Novatek PJSC	4,489,295	100,133,251
		166,350,834
Financials (1.1%)
Sberbank of Russia PJSC	13,313,252	55,528,876
		249,773,806
SOUTH AFRICA (3.1%)
Consumer Discretionary (1.7%)
Naspers Ltd., N Shares	478,229	92,288,733
Materials (1.4%)
Anglo American Platinum Ltd.	558,389	73,076,784
		165,365,517

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

SOUTH KOREA (4.4%)
Communication Services (0.5%)
Kakao Corp.	210,570	$26,956,102
Financials (0.0%)
KakaoBank Corp.(a)	43,115	1,461,843
Information Technology (1.6%)
Samsung SDI Co. Ltd.	133,408	86,120,029
Materials (2.3%)
LG Chem Ltd.	165,632	121,657,305
		236,195,279
TAIWAN (11.6%)
Communication Services (0.8%)
Sea Ltd., ADR(a)	145,728	40,244,244
Information Technology (10.8%)
Delta Electronics, Inc.	5,103,000	52,581,013
Hon Hai Precision Industry Co. Ltd.	14,107,000	55,746,914
Taiwan Semiconductor Manufacturing Co. Ltd.	22,453,017	469,256,735
		577,584,662
		617,828,906
UNITED KINGDOM (1.4%)
Materials (1.4%)
Mondi PLC	2,764,362	76,945,416
Total Common Stocks		4,641,493,194
PREFERRED STOCKS (10.5%)
BRAZIL (1.7%)
Financials (1.7%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	18,572,657	86,734,308
SOUTH KOREA (8.8%)
Information Technology (8.8%)
Samsung Electronics Co. Ltd.	7,473,964	469,184,522
Total Preferred Stocks		555,918,830
SHORT-TERM INVESTMENTS (3.0%)
UNITED STATES (3.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	161,649,130	161,649,130
Total Short-Term Investments		161,649,130
Total Investments (Cost $3,958,276,462) —100.7%		5,359,061,154
Liabilities in Excess of Other Assets—(0.7)%		(36,352,348)
Net Assets—100.0%		$5,322,708,806

(a)	Non-income producing security.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.9%)
ARGENTINA (1.1%)
Consumer Discretionary (1.1%)
MercadoLibre, Inc.(a)	1,673	$2,624,435
BRAZIL (3.9%)
Health Care (0.5%)
Notre Dame Intermedica Participacoes SA	78,800	1,210,387
Industrials (2.3%)
Rumo SA(a)	747,900	2,966,757
WEG SA	335,080	2,297,453
		5,264,210
Real Estate (1.1%)
Multiplan Empreendimentos Imobiliarios SA	571,932	2,564,127
		9,038,724
CHILE (0.6%)
Financials (0.6%)
Banco Santander Chile, ADR	65,300	1,275,962
CHINA (28.9%)
Communication Services (3.9%)
Tencent Holdings Ltd.	149,400	9,010,037
Consumer Discretionary (9.2%)
Alibaba Group Holding Ltd.(a)	465,700	11,373,675
Meituan, B Shares(a)(b)	75,100	2,078,123
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	255,929	2,524,545
Prosus NV	25,319	2,258,920
Zhongsheng Group Holdings Ltd.	313,000	2,884,683
		21,119,946
Financials (2.7%)
China Merchants Bank Co. Ltd., H Shares	525,500	3,997,769
Ping An Insurance Group Co. of China Ltd., H Shares	236,000	2,065,198
		6,062,967
Health Care (3.0%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(b)	116,500	2,262,483
Wuxi Biologics Cayman, Inc.(a)(b)	304,000	4,643,372
		6,905,855
Industrials (5.1%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(c)	494,580	2,083,940
China Conch Venture Holdings Ltd.	826,500	3,013,302
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(c)	150,642	3,932,982
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,371,800	2,577,669
		11,607,893

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

Information Technology (4.0%)
GDS Holdings Ltd. Class A(a)	48,000	$355,898
GDS Holdings Ltd., ADR(a)	25,500	1,503,480
Glodon Co. Ltd., A Shares(c)	219,840	2,151,972
LONGi Green Energy Technology Co. Ltd., A Shares(c)	375,205	5,015,367
		9,026,717
Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	841,500	2,192,153
		65,925,568
HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	288,500	3,452,122
Hong Kong Exchanges & Clearing Ltd.	66,300	4,237,212
		7,689,334
INDIA (10.4%)
Consumer Discretionary (0.0%)
Zomato Ltd.(a)	27,819	50,262
Consumer Staples (1.0%)
Hindustan Unilever Ltd.	69,000	2,173,575
Financials (3.8%)
Housing Development Finance Corp. Ltd.	183,651	6,049,189
Kotak Mahindra Bank Ltd.(a)	122,358	2,731,115
		8,780,304
Health Care (1.0%)
Syngene International Ltd.(a)(b)	257,300	2,205,407
Information Technology (2.0%)
Tata Consultancy Services Ltd.	109,300	4,660,228
Materials (1.0%)
Asian Paints Ltd.	57,900	2,301,759
Utilities (1.6%)
Power Grid Corp. of India Ltd.	1,158,200	2,666,395
Power Grid Corp. of India Ltd.(a)	386,067	887,930
		3,554,325
		23,725,860
INDONESIA (1.8%)
Consumer Discretionary (0.7%)
Ace Hardware Indonesia Tbk PT	16,492,300	1,506,565
Financials (1.1%)
Bank Central Asia Tbk PT	1,246,600	2,573,427
		4,079,992
KAZAKHSTAN (1.5%)
Financials (1.5%)
Kaspi.KZ JSC., GDR(b)(d)	30,177	3,416,036

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

MEXICO (4.6%)
Consumer Staples (1.6%)
Arca Continental SAB de CV	587,300	$3,584,356
Financials (2.2%)
Grupo Financiero Banorte SAB de CV, Class O	784,966	5,078,200
Industrials (0.8%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	39,500	1,932,340
		10,594,896
NETHERLANDS (2.1%)
Information Technology (2.1%)
ASM International NV	5,156	1,829,916
ASML Holding NV	4,027	3,078,173
		4,908,089
PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	3,750,500	2,453,563
POLAND (1.7%)
Consumer Discretionary (0.8%)
Allegro.eu SA(a)(b)	108,570	1,862,810
Industrials (0.9%)
InPost SA(a)	100,445	1,969,527
		3,832,337
RUSSIA (4.1%)
Consumer Staples (1.2%)
X5 Retail Group NV, GDR	76,300	2,470,594
X5 Retail Group NV, GDR	7,580	245,394
		2,715,988
Financials (2.9%)
Sberbank of Russia PJSC, ADR	396,935	6,601,683
		9,317,671
SAUDI ARABIA (0.9%)
Consumer Discretionary (0.9%)
Delivery Hero SE(a)(b)	14,200	2,122,794
SOUTH AFRICA (2.0%)
Consumer Discretionary (2.0%)
Naspers Ltd., N Shares	24,074	4,645,805
SOUTH KOREA (4.2%)
Financials (0.0%)
KakaoBank Corp.(a)	1,837	62,285
Information Technology (2.0%)
Samsung SDI Co. Ltd.	7,125	4,599,463

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

Materials (2.2%)
LG Chem Ltd.	6,763	$4,967,448
		9,629,196
TAIWAN (12.9%)
Communication Services (0.9%)
Sea Ltd., ADR(a)	7,070	1,952,451
Information Technology (12.0%)
Chroma ATE, Inc.	459,000	3,233,349
Hon Hai Precision Industry Co. Ltd.	889,000	3,513,079
Taiwan Semiconductor Manufacturing Co. Ltd.	991,000	20,711,401
		27,457,829
		29,410,280
TURKEY (1.0%)
Information Technology (1.0%)
Logo Yazilim Sanayi Ve Ticaret AS	518,800	2,227,651
UNITED KINGDOM (1.7%)
Materials (1.7%)
Mondi PLC	136,695	3,804,876
Total Common Stocks		200,723,069
PREFERRED STOCKS (10.4%)
BRAZIL (1.6%)
Financials (1.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	764,401	3,569,753
SOUTH KOREA (8.8%)
Information Technology (8.8%)
Samsung Electronics Co. Ltd.	319,780	20,074,465
Total Preferred Stocks		23,644,218
SHORT-TERM INVESTMENT—1.7%
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	3,924,552	3,924,552
Total Short-Term Investment		3,924,552
Total Investments (Cost $211,664,962) —100.0%		228,291,839
Other Assets in Excess of Liabilities—0.0%		106,137
Net Assets—100.0%		$228,397,976

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)
Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.3%)
AUSTRALIA (2.6%)
Health Care (1.5%)
CSL Ltd.	2,100	$447,070

Real Estate (1.1%)
Goodman Group, REIT	21,200	352,602
		799,672
BRAZIL (1.0%)
Consumer Staples (1.0%)
Raia Drogasil SA	66,500	322,270

CHINA (2.6%)
Communication Services (2.6%)
Tencent Holdings Ltd.	13,400	808,129

DENMARK (3.6%)
Health Care (3.6%)
Genmab AS(a)	1,400	632,770
Novo Nordisk AS, Class B	5,400	499,885
		1,132,655
FRANCE (5.4%)
Consumer Discretionary (2.8%)
LVMH Moet Hennessy Louis Vuitton SE	1,100	880,734

Industrials (2.6%)
Schneider Electric SE	4,790	802,269
		1,683,003
HONG KONG (3.3%)
Financials (3.3%)
AIA Group Ltd.	85,300	1,020,679

INDIA (1.9%)
Financials (1.9%)
Housing Development Finance Corp. Ltd.	17,700	583,012

JAPAN (4.6%)
Information Technology (3.2%)
Keyence Corp.	1,800	1,002,604

Materials (1.4%)
Shin-Etsu Chemical Co. Ltd.	2,600	424,136
		1,426,740

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Equity Fund

NETHERLANDS (5.5%)
Consumer Staples (2.6%)
Heineken NV	6,900	$803,517

Information Technology (2.9%)
ASML Holding NV	1,200	917,260
		1,720,777
SINGAPORE (1.9%)
Financials (1.9%)
Oversea-Chinese Banking Corp. Ltd.	65,117	589,129

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares	9,400	636,615

SWITZERLAND (6.2%)
Consumer Staples (3.2%)
Nestle SA	7,700	975,048

Financials (1.5%)
Zurich Insurance Group AG	1,150	463,651

Health Care (1.5%)
Roche Holding AG	1,220	471,301
		1,910,000
TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,600	886,464

UNITED KINGDOM (12.1%)
Consumer Staples (3.4%)
Diageo PLC	21,100	1,046,270

Health Care (6.7%)
Abcam PLC(a)	24,800	468,130
AstraZeneca PLC	7,400	850,333
Dechra Pharmaceuticals PLC	6,100	421,407
Genus PLC	4,300	329,490
		2,069,360
Materials (2.0%)
Croda International PLC	5,340	625,107
		3,740,737
UNITED STATES (44.7%)
Communication Services (3.1%)
Alphabet, Inc., Class A(a)	360	970,031

Consumer Discretionary (9.4%)
Amazon.com, Inc.(a)	270	898,449
Las Vegas Sands Corp.(a)	7,200	304,920
NIKE, Inc., Class B	5,700	954,807
TJX Cos., Inc. (The)	10,800	743,148
		2,901,324

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)
Aberdeen Global Equity Fund

Consumer Staples (9.8%)
Costco Wholesale Corp.	1,690	$726,227
Estee Lauder Cos., Inc. (The), Class A	2,600	867,958
PepsiCo, Inc.	5,050	792,597
Procter & Gamble Co. (The)	4,600	654,258
		3,041,040
Financials (5.0%)
CME Group, Inc.	2,800	593,964
Intercontinental Exchange, Inc.	8,000	958,640
		1,552,604
Health Care (4.4%)
AbbVie, Inc.	3,700	430,310
Boston Scientific Corp.(a)	20,200	921,120
		1,351,430
Information Technology (11.4%)
Autodesk, Inc.(a)	2,200	706,486
Fidelity National Information Services, Inc.	3,100	462,055
Microsoft Corp.	4,500	1,282,095
Visa, Inc., Class A	4,400	1,084,116
		3,534,752
Materials (1.6%)
Linde PLC	1,600	491,824
		13,843,005
Total Common Stocks		31,102,887
SHORT-TERM INVESTMENT—1.0%
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	310,964	310,964
Total Short-Term Investment		310,964
Total Investments (Cost $20,762,483) —101.3%		31,413,851
Liabilities in Excess of Other Assets—(1.3)%		(417,249)
Net Assets—100.0%		$30,996,602

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.3%)
ARGENTINA (1.9%)
Industrials (1.0%)
Corp. America Airports SA(a)(b)	102,600	$570,456

Materials (0.9%)
Loma Negra Cia Industrial Argentina SA, ADR	65,300	514,564
		1,085,020
BRAZIL (6.2%)
Communication Services (1.0%)
Telefonica Brasil SA, ADR	71,000	566,580

Industrials (4.1%)
CCR SA	622,900	1,554,784
Rumo SA(a)	210,100	833,421
		2,388,205
Utilities (1.1%)
Omega Geracao SA(a)	95,900	665,081
		3,619,866
CANADA (4.2%)
Energy (2.6%)
Enbridge, Inc.	39,000	1,537,368

Industrials (1.6%)
Canadian Pacific Railway Ltd.	12,300	914,136
		2,451,504
CHINA (3.4%)
Industrials (2.7%)
China Everbright Environment Group Ltd.	800,333	434,060
COSCO SHIPPING Ports Ltd.	881,775	629,284
Zhejiang Expressway Co. Ltd., Class H	626,100	528,521
		1,591,865
Utilities (0.7%)
Beijing Enterprises Water Group Ltd.	1,154,000	423,606
		2,015,471
FRANCE (8.4%)
Industrials (5.3%)
Eiffage SA	9,400	958,280
Getlink SE	47,800	765,688
Vinci SA	13,200	1,397,542
		3,121,510
Utilities (3.1%)
Engie SA	57,200	762,780

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

Veolia Environnement SA	32,100	$1,052,797
		1,815,577
		4,937,087
GERMANY (4.8%)
Communication Services (1.3%)
Vantage Towers AG	21,845	763,674

Industrials (1.2%)
Fraport AG Frankfurt Airport Services Worldwide(a)	10,900	716,934

Utilities (2.3%)
RWE AG	38,100	1,354,671
		2,835,279
INDONESIA (2.4%)
Communication Services (2.4%)
Sarana Menara Nusantara Tbk PT	8,320,100	842,807
Tower Bersama Infrastructure Tbk PT	2,660,200	590,868
		1,433,675
ITALY (6.0%)
Communication Services (1.2%)
Infrastrutture Wireless Italiane SpA(c)	63,300	715,048

Industrials (1.4%)
Atlantia SpA(a)	44,500	807,162

Materials (1.2%)
Buzzi Unicem SpA	27,100	716,336

Utilities (2.2%)
Enel SpA	136,500	1,257,920
		3,496,466
JAPAN (0.7%)
Industrials (0.7%)
East Japan Railway Co.	6,100	406,396

LUXEMBOURG (1.2%)
Communication Services (1.2%)
SES SA, ADR	92,700	714,659

MALAYSIA (1.3%)
Industrials (1.3%)
Malaysia Airports Holdings Bhd(a)	550,100	753,733

MEXICO (1.7%)
Industrials (1.7%)
Promotora y Operadora de Infraestructura SAB de CV	129,400	977,281

NETHERLANDS (1.0%)
Communication Services (1.0%)
Koninklijke KPN NV	182,900	600,163

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	39,100	$678,860

PHILIPPINES (2.0%)
Industrials (2.0%)
International Container Terminal Services, Inc.	370,000	1,151,045

PORTUGAL (2.4%)
Utilities (2.4%)
EDP Renovaveis SA	60,900	1,430,403

SPAIN (7.8%)
Communication Services (3.3%)
Cellnex Telecom SA(c)	30,000	1,956,498

Industrials (4.5%)
Aena SME SA(a)(c)	6,100	971,405
Ferrovial SA	56,146	1,666,142
		2,637,547
		4,594,045
UNITED KINGDOM (3.3%)
Communication Services (1.4%)
Vodafone Group PLC	502,900	808,639

Utilities (1.9%)
National Grid PLC, ADR	17,700	1,138,464
Pennon Group PLC	1	12
		1,138,476
		1,947,115
UNITED STATES (36.4%)
Communication Services (3.0%)
DISH Network Corp., Class A(a)	15,200	636,728
Shenandoah Telecommunications Co.	10,900	575,411
T-Mobile US, Inc.(a)	3,900	561,678
		1,773,817
Consumer Discretionary (0.8%)
TravelCenters of America, Inc.(a)	16,100	465,612

Energy (4.9%)
Kinder Morgan, Inc.	82,600	1,435,588
Williams Cos., Inc. (The)	56,100	1,405,305
		2,840,893
Industrials (7.6%)
Dycom Industries, Inc.(a)	7,600	527,440
Kansas City Southern	4,400	1,178,320
Norfolk Southern Corp.	4,200	1,082,886
Union Pacific Corp.	4,400	962,544
Waste Connections, Inc.	5,700	722,133
		4,473,323

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

Real Estate (5.8%)
American Tower Corp., REIT	5,100	$1,442,280
CoreCivic, Inc., REIT(a)	32,000	328,960
Crown Castle International Corp., REIT	7,900	1,525,411
GEO Group, Inc. (The), REIT	13,600	94,112
		3,390,763
Utilities (14.3%)
American Electric Power Co., Inc.(d)	7,900	696,148
Atlantica Sustainable Infrastructure PLC	25,400	1,009,904
Clearway Energy, Inc., Class C	24,500	702,660
CMS Energy Corp.	19,100	1,180,189
Evergy, Inc.	18,100	1,180,482
FirstEnergy Corp.	26,400	1,011,648
NextEra Energy, Inc.	12,800	997,120
Sempra Energy(a)	4,879	643,301
Vistra Corp.	48,800	934,520
		8,355,972
		21,300,380
Total Common Stocks		56,428,448
SHORT-TERM INVESTMENT—5.0%
UNITED STATES (5.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	2,918,825	2,918,825
Total Short-Term Investment		2,918,825
Total Investments (Cost $48,388,207) —101.3%		59,347,273
Liabilities in Excess of Other Assets—(1.3)%		(777,249)
Net Assets—100.0%		$58,570,024

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $467,604. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for unrealized depreciation on forward foreign currency contracts.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation

United States Dollar/Hong Kong Dollar
10/13/2021	Royal Bank Of Canada (UK)	USD	1,802,852	HKD	14,000,000	$1,801,815	$1,037

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)
Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.9%)
AUSTRALIA (5.6%)
Real Estate (5.6%)
Charter Hall Group	24,067	$287,597
Dexus, REIT	54,292	410,124
Lendlease Corp., Ltd.	15,856	142,320
Mirvac Group, REIT	193,131	405,363
		1,245,404
BRAZIL (0.4%)
Consumer Discretionary (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	100,274
CANADA (3.4%)
Real Estate (3.4%)
Allied Properties Real Estate Investment Trust	9,578	350,922
Canadian Apartment Properties, REIT	8,056	402,606
		753,528
CHINA (4.0%)
Real Estate (4.0%)
China Resources Land Ltd.	67,971	227,149
Logan Group Co., Ltd.	289,273	308,246
Longfor Group Holdings Ltd.(a)	18,068	83,984
Sunac China Holdings Ltd.(b)	103,014	267,296
		886,675
GERMANY (14.9%)
Real Estate (14.9%)
alstria office REIT-AG	14,527	307,351
Instone Real Estate Group AG(a)	19,441	601,915
LEG Immobilien SE	3,500	553,163
TAG Immobilien AG	11,839	392,633
Vonovia SE	21,791	1,450,821
		3,305,883
HONG KONG (11.7%)
Real Estate (11.7%)
ESR Cayman Ltd.(a)(b)(c)	84,349	296,471
Link REIT	60,461	577,786
Shimao Group Holdings Ltd.	161,704	319,187
Sino Land Co. Ltd.	298,000	456,646
Sun Hung Kai Properties Ltd.	66,311	948,603
		2,598,693
JAPAN (21.1%)
Real Estate (21.1%)
Canadian Solar Infrastructure Fund, Inc., UNIT	137	158,045

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen International Real Estate Equity Fund

CRE Logistics REIT, Inc., REIT	207	$392,286
Daiwa Office Investment Corp., REIT	43	310,246
Japan Excellent, Inc.	233	324,300
Kenedix Retail REIT Corp.	90	249,796
LaSalle Logiport REIT	185	338,955
Mirai Corp., REIT	726	373,491
Mitsui Fudosan Co. Ltd., REIT	44,850	1,048,918
Nippon Building Fund, Inc., REIT	103	665,653
Sankei Real Estate, Inc., REIT	255	306,610
Tokyu Fudosan Holdings Corp.	92,600	522,759
		4,691,059
MEXICO (2.2%)
Real Estate (2.2%)
Corp Inmobiliaria Vesta SAB de CV, REIT	111,276	218,513
Prologis Property Mexico SA de CV, REIT	124,330	273,378
		491,891
NETHERLANDS (0.8%)
Real Estate (0.8%)
Unibail-Rodamco-Westfield(b)	2,214	184,284
PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	279,392	182,777
Megaworld Corp.	1,019,705	56,635
		239,412
SINGAPORE (6.8%)
Real Estate (6.8%)
Ascendas India Trust, UNIT	226,500	242,437
CapitaLand Integrated Commercial Trust, REIT	270,600	428,786
CapitaLand Ltd.	173,600	515,760
Lendlease Global Commercial REIT	499,800	322,633
		1,509,616
SOUTH KOREA (0.7%)
Real Estate (0.7%)
ESR Kendall Square REIT Co. Ltd.	27,246	161,519
SPAIN (2.5%)
Real Estate (2.5%)
Inmobiliaria Colonial Socimi SA, REIT	38,748	413,224
Merlin Properties Socimi SA	13,161	147,614
		560,838
SWEDEN (3.1%)
Real Estate (3.1%)
Catena AB	2,557	153,567
Fabege AB	14,578	252,450
Kungsleden AB	21,952	296,318
		702,335

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)
Aberdeen International Real Estate Equity Fund

UNITED KINGDOM (6.2%)
Real Estate (6.2%)
Land Securities Group PLC	24,390	$240,056
LondonMetric Property PLC, REIT	92,414	319,260
Segro PLC	48,743	823,963
South Asian Real Estate Pvt. Ltd.(a)(b)(c)(d)	2,000,000	3
		1,383,282
UNITED STATES (10.4%)
Real Estate (10.4%)
Alexandria Real Estate Equities, Inc.	1,775	357,379
American Tower Corp., REIT	1,334	377,255
Digital Realty Trust, Inc.	2,721	419,469
Equinix, Inc., REIT	650	533,267
Prologis, Inc., REIT	4,834	618,945
		2,306,315
Total Common Stocks		21,121,008
SHORT-TERM INVESTMENT—5.2%
UNITED STATES (5.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	1,142,238	1,142,238
Total Short-Term Investment		1,142,238
Total Investments (Cost $31,805,069) —100.1%		22,263,246
Liabilities in Excess of Other Assets—(0.1)%		(14,418)
Net Assets—100.0%		$22,248,828

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)
Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.3%)
AUSTRALIA (1.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd.	105,700	$3,635,939
BRAZIL (3.9%)
Consumer Discretionary (3.9%)
Afya Ltd., Class A(a)	238,900	5,494,700
Arezzo Industria e Comercio SA	235,900	4,099,970
		9,594,670
CANADA (4.3%)
Consumer Staples (1.9%)
Jamieson Wellness, Inc.(b)	170,400	4,776,281
Industrials (2.4%)
Ritchie Bros Auctioneers, Inc.	100,800	6,017,621
		10,793,902
CHINA (4.4%)
Consumer Discretionary (4.4%)
Baozun, Inc., Class A(a)	547,500	4,562,538
China Education Group Holdings Ltd.	3,484,000	6,317,704
		10,880,242
DENMARK (2.4%)
Information Technology (2.4%)
SimCorp A/S	43,500	6,044,153
FRANCE (3.4%)
Consumer Staples (3.4%)
Interparfums SA	115,289	8,467,637
GERMANY (5.5%)
Communication Services (2.1%)
CTS Eventim AG & Co. KGaA(a)	76,300	5,184,212
Financials (3.4%)
Hypoport SE(a)	14,000	8,435,121
		13,619,333
HONG KONG (1.9%)
Industrials (1.9%)
Kerry Logistics Network Ltd.	1,606,900	4,788,396
INDIA (7.0%)
Communication Services (1.7%)
Affle India Ltd.(a)	74,837	4,222,636

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen International Small Cap Fund

Health Care (5.3%)
Sanofi India Ltd.	54,200	$6,074,610
Syngene International Ltd.(a)(b)	823,600	7,059,360
		13,133,970
		17,356,606
INDONESIA (2.5%)
Consumer Discretionary (1.5%)
Ace Hardware Indonesia Tbk PT	40,893,700	3,735,622
Real Estate (1.0%)
Pakuwon Jati Tbk PT(a)	87,292,400	2,416,097
		6,151,719
ISRAEL (12.9%)
Consumer Discretionary (2.9%)
Maytronics Ltd.	327,600	7,125,898
Industrials (3.6%)
Kornit Digital Ltd.(a)	68,400	9,039,744
Information Technology (6.4%)
CyberArk Software Ltd.(a)	61,300	8,706,439
Nova Measuring Instruments Ltd.(a)	71,900	7,031,820
		15,738,259
		31,903,901
ITALY (2.9%)
Consumer Discretionary (2.9%)
Brunello Cucinelli SpA(a)	118,000	7,309,802
JAPAN (9.0%)
Health Care (2.7%)
Asahi Intecc Co. Ltd.	244,500	6,625,239
Industrials (6.3%)
Nabtesco Corp.	155,300	5,882,210
Nihon M&A Center, Inc.	175,200	4,879,147
TechnoPro Holdings, Inc.	201,000	5,027,234
		15,788,591
		22,413,830
MEXICO (1.2%)
Industrials (1.2%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	164,400	2,974,623
POLAND (3.6%)
Consumer Staples (3.6%)
Dino Polska SA(a)(b)	111,100	8,894,458
ROMANIA (3.1%)
Information Technology (3.1%)
Endava PLC, ADR(a)	58,900	7,575,718

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen International Small Cap Fund

SOUTH KOREA (4.5%)
Materials (4.5%)
Chunbo Co. Ltd.	30,400	$5,977,715
Hansol Chemical Co. Ltd.	22,000	5,122,613
		11,100,328
SWEDEN (2.0%)
Financials (2.0%)
Nordnet AB publ	311,400	5,024,564
SWITZERLAND (3.7%)
Health Care (2.2%)
Tecan Group AG	9,300	5,363,022
Industrials (1.5%)
VAT Group AG(b)	9,500	3,729,270
		9,092,292
TAIWAN (4.5%)
Industrials (2.7%)
Voltronic Power Technology Corp.	136,000	6,626,687
Information Technology (1.8%)
Chroma ATE, Inc.	655,000	4,614,039
		11,240,726
UNITED KINGDOM (10.3%)
Health Care (8.7%)
Abcam PLC(a)	232,500	4,388,719
Dechra Pharmaceuticals PLC	126,000	8,704,464
Genus PLC	111,429	8,538,304
		21,631,487
Industrials (1.6%)
Rotork PLC	772,700	3,874,876
		25,506,363
UNITED STATES (2.8%)
Health Care (2.8%)
Inmode Ltd.(a)	60,400	6,865,668
Total Common Stocks		241,234,870
SHORT-TERM INVESTMENT—2.8%
UNITED STATES (2.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	6,913,769	6,913,769
Total Short-Term Investment		6,913,769
Total Investments (Cost $182,698,823) —100.1%		248,148,639
Liabilities in Excess of Other Assets—(0.1)%		(143,463)
Net Assets—100.0%		$248,005,176

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)
Aberdeen International Small Cap Fund

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Realty Income & Growth Fund

	shares Or principal amount	VAlue
COMMON STOCKS (99.0%)
UNITED STATES (99.0%)
Diversified REITs (2.1%)
Empire State Realty Trust, Inc.	38,796	$443,438
STORE Capital Corp.	20,827	753,729
		1,197,167
Health Care REITs (9.0%)
Omega Healthcare Investors, Inc.	20,396	739,967
Ventas, Inc.	24,925	1,490,016
Welltower, Inc.	34,436	2,991,111
		5,221,094
Hotel & Resort REITs (7.1%)
DiamondRock Hospitality Co.(a)	90,941	783,002
Host Hotels & Resorts, Inc.(a)	83,268	1,326,459
MGM Growth Properties LLC	29,797	1,126,327
Sunstone Hotel Investors, Inc.(a)	77,045	889,099
		4,124,887
Industrial REITs (13.7%)
Duke Realty Corp.	24,129	1,227,684
Prologis, Inc.	43,384	5,554,887
STAG Industrial, Inc.	27,652	1,142,581
		7,925,152
Office REITs (8.6%)
Alexandria Real Estate Equities, Inc.	7,730	1,556,358
Boston Properties, Inc.	9,897	1,161,710
Cousins Properties, Inc.	24,224	962,177
Highwoods Properties, Inc.	17,738	845,925
Hudson Pacific Properties, Inc.	14,933	407,074
		4,933,244
Residential REITs (18.2%)
American Homes 4 Rent	25,656	1,077,552
AvalonBay Communities, Inc.	8,736	1,990,323
Camden Property Trust	7,448	1,112,657
Equity LifeStyle Properties, Inc.	3,895	326,401
Equity Residential	25,936	2,181,996
Invitation Homes, Inc.	49,197	2,001,334
Sun Communities, Inc.	9,194	1,803,035
		10,493,298
Retail REITs (17.0%)
Agree Realty Corp.	7,888	592,783
Brixmor Property Group, Inc.	40,026	921,398
Kimco Realty Corp.	47,525	1,013,708
National Retail Properties, Inc.	23,095	1,128,653
Realty Income Corp.	30,775	2,163,175

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Realty Income & Growth Fund

Simon Property Group, Inc.	19,893	$2,516,862
SITE Centers Corp.	46,723	741,027
Spirit Realty Capital, Inc.	14,458	726,081
		9,803,687
Specialized REITs (23.3%)
American Tower Corp.	2,238	632,906
Digital Realty Trust, Inc.	11,692	1,802,439
Equinix, Inc., REIT	4,585	3,761,580
Extra Space Storage, Inc.	8,292	1,443,969
Gaming and Leisure Properties, Inc.	27,012	1,278,748
Life Storage, Inc.	8,855	1,039,223
Public Storage	7,791	2,434,532
Sabra Health Care REIT, Inc.	26,860	499,327
SBA Communications Corp.	1,619	552,063
		13,444,787
		57,143,316
Total Common Stocks		57,143,316
SHORT-TERM INVESTMENT—1.2%
United States (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	709,992	709,992
Total Short-Term Investment		709,992
Total Investments (Cost $38,513,650) —100.2%		57,853,308
Liabilities in Excess of Other Assets—(0.2)%		(141,356)
Net Assets—100.0%		$57,711,952

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.6%)
Canada (4.5%)
Consumer Staples (1.7%)
Jamieson Wellness, Inc.(a)	662,015	$18,556,160
Financials (2.8%)
CI Financial Corp.	907,163	16,542,127
TMX Group Ltd.	132,588	14,560,662
		31,102,789
		49,658,949
India (2.3%)
Information Technology (2.3%)
WNS Holdings Ltd., ADR(b)	310,382	25,556,854
Israel (3.1%)
Information Technology (3.1%)
Cognyte Software Ltd.(b)	446,020	11,583,140
CyberArk Software Ltd.(b)	162,713	23,110,127
		34,693,267
Singapore (1.7%)
Information Technology (1.7%)
Kulicke & Soffa Industries, Inc.	354,965	19,295,897
UNITED STATES (85.0%)
Communication Services (1.8%)
Cogent Communications Holdings, Inc.	263,567	20,455,435
Consumer Discretionary (9.6%)
Dorman Products, Inc.(b)	221,306	22,385,102
LCI Industries	194,419	28,350,179
LGI Homes, Inc.(b)	120,340	20,566,106
National Vision Holdings, Inc.(b)	347,852	18,777,051
Stride, Inc.(b)	567,576	17,401,880
		107,480,318
Consumer Staples (3.4%)
BJ's Wholesale Club Holdings, Inc.(b)	394,744	19,989,836
J&J Snack Foods Corp.	107,311	17,639,782
		37,629,618
Financials (13.9%)
AMERISAFE, Inc.	105,689	6,045,411
First Interstate BancSystem, Inc., Class A	556,020	23,308,358
Glacier Bancorp, Inc.	229,264	11,820,852
Hamilton Lane, Inc., Class A	118,061	10,979,673
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	449,766	25,546,709
Live Oak Bancshares, Inc.	278,727	16,776,578
PJT Partners, Inc., Class A	335,309	26,211,104

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

PRA Group, Inc.(b)	476,477	$18,482,543
Wintrust Financial Corp.	221,708	15,829,951
		155,001,179
Health Care (16.3%)
Addus HomeCare Corp.(b)	158,835	13,785,290
AMN Healthcare Services, Inc.(b)	157,179	15,805,920
CONMED Corp.	116,024	16,004,351
Health Catalyst, Inc.(b)	164,635	9,558,708
Heska Corp.(b)	71,312	17,164,798
Inmode Ltd.(b)	254,548	28,934,471
Integer Holdings Corp.(b)	261,628	25,610,765
Ligand Pharmaceuticals, Inc.(b)	174,592	19,817,938
Medpace Holdings, Inc.(b)	117,123	20,606,621
US Physical Therapy, Inc.	124,545	14,716,237
		182,005,099
Industrials (21.3%)
Ameresco, Inc., Class A(b)	256,597	17,584,593
ASGN, Inc.(b)	187,376	18,949,335
Atkore, Inc.(b)	334,984	25,160,648
Casella Waste Systems, Inc., Class A(b)	340,161	23,396,274
Gibraltar Industries, Inc.(b)	286,205	21,373,789
Helios Technologies, Inc.	127,211	10,285,009
Hub Group, Inc., Class A(b)	329,025	21,807,777
Mercury Systems, Inc.(b)	322,889	21,310,674
RBC Bearings, Inc.(b)	60,780	14,283,300
Saia, Inc.(b)	91,720	20,728,720
Shyft Group, Inc.	477,269	18,823,489
Werner Enterprises, Inc.	537,482	24,568,302
		238,271,910
Information Technology (11.9%)
Cohu, Inc.(b)	359,398	12,726,283
Model N, Inc.(b)	415,500	13,449,735
Onto Innovation, Inc.(b)	236,668	16,585,694
Perficient, Inc.(b)	351,641	33,156,230
Rapid7, Inc.(b)	145,317	16,529,809
Verint Systems, Inc.(b)	415,369	17,723,795
Workiva, Inc.(b)	171,455	22,249,715
		132,421,261
Materials (5.5%)
Graphic Packaging Holding Co.	1,288,174	24,694,296
Kaiser Aluminum Corp.	192,089	23,373,389
Materion Corp.	142,633	10,178,291
Ranpak Holdings Corp.(b)	102,877	2,635,709
		60,881,685
Real Estate (1.3%)
Terreno Realty Corp., REIT	218,005	14,902,822
		949,049,327
Total Common Stocks		1,078,254,294

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

SHORT-TERM INVESTMENT—3.6%
United States (3.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	$40,029,561	$40,029,561
Total Short-Term Investment		40,029,561
Total Investments (Cost $913,158,131) —100.2%		1,118,283,855
Liabilities in Excess of Other Assets—(0.2)%		(1,776,087)
Net Assets—100.0%		$1,116,507,768

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.9%)
CANADA (5.7%)
Consumer Staples (2.4%)
Jamieson Wellness, Inc.(a)	415,176	$11,637,307

FINANCIALS (3.3%)
CI Financial Corp.	392,341	7,154,343
TMX Group Ltd.	85,217	9,358,433
		16,512,776
		28,150,083
Ireland (3.6%)
Health Care (3.6%)
ICON PLC(b)	72,821	17,715,165

Israel (4.5%)
Information Technology (4.5%)
NICE Ltd., ADR(b)	80,622	22,465,320

UNITED STATES (82.1%)
Communication Services (2.5%)
Cable One, Inc.	6,614	12,487,166

Consumer Discretionary (6.5%)
Burlington Stores, Inc.(b)	57,863	19,372,532
Pool Corp.	26,829	12,819,433
		32,191,965
Consumer Staples (1.9%)
Colgate-Palmolive Co.	117,674	9,355,083

Energy (0.4%)
New Fortress Energy, Inc.	56,828	1,722,457

Financials (9.3%)
American Express Co.	88,237	15,047,056
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,422	7,635,169
Huntington Bancshares, Inc.	688,064	9,687,941
SVB Financial Group(b)	24,933	13,712,153
		46,082,319
Health Care (4.7%)
Horizon Therapeutics PLC(b)	125,971	12,599,619
Integer Holdings Corp.(b)	106,622	10,437,228
		23,036,847
Industrials (16.1%)
Atkore, Inc.(b)	155,124	11,651,364
Chart Industries, Inc.(b)	62,524	9,719,356
Helios Technologies, Inc.	77,849	6,294,092
Tetra Tech, Inc.	169,916	22,687,184

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

Trex Co., Inc.(b)	160,496	$15,584,162
Waste Management, Inc.	91,633	13,585,508
		79,521,666
Information Technology (27.2%)
Adobe, Inc.(b)	11,921	7,410,451
Akamai Technologies, Inc.(b)	147,645	17,705,588
Autodesk, Inc.(b)	46,745	15,011,222
Marvell Technology, Inc.	193,523	11,710,077
Mastercard, Inc., Class A	51,903	20,031,444
Microsoft Corp.	147,702	42,081,777
RingCentral, Inc., Class A(b)	34,802	9,301,530
SolarEdge Technologies, Inc.(b)	42,675	11,073,309
		134,325,398
Materials (2.6%)
Ecolab, Inc.	58,727	12,968,683

Real Estate (6.6%)
Alexandria Real Estate Equities, Inc.	66,574	13,404,009
American Tower Corp., REIT	67,058	18,964,003
		32,368,012
Utilities (4.3%)
American Water Works Co., Inc.	74,997	12,757,739
NextEra Energy, Inc.	107,393	8,365,915
		21,123,654
		405,183,250
Total Common Stocks		473,513,818
SHORT-TERM INVESTMENTS (3.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	15,857,463	15,857,463
Total Short-Term Investments		15,857,463
Total Investments (Cost $392,592,528) —99.1%		489,371,281
Other Assets in Excess of Liabilities—0.9%		4,296,188
Net Assets—100.0%		$493,667,469

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.1%)
Communication Services (4.1%)
Cable One, Inc.	150	$283,199
Cogent Communications Holdings, Inc.	5,115	396,975
		680,174
Consumer Discretionary (8.3%)
Burlington Stores, Inc.(a)	1,918	642,146
LGI Homes, Inc.(a)	2,262	386,576
Pool Corp.	728	347,853
		1,376,575
Consumer Staples (3.1%)
Jamieson Wellness, Inc.(b)	18,530	519,393

Energy (0.3%)
New Fortress Energy, Inc.	1,910	57,892

Financials (15.8%)
CI Financial Corp.	17,786	324,328
First Interstate BancSystem, Inc., Class A	7,816	327,647
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,821	501,033
Huntington Bancshares, Inc.	29,946	421,640
Live Oak Bancshares, Inc.	3,956	238,111
PJT Partners, Inc., Class A	6,439	503,336
TMX Group Ltd.	2,943	323,197
		2,639,292
Health Care (12.6%)
AMN Healthcare Services, Inc.(a)	3,276	329,434
CONMED Corp.	1,707	235,464
Health Catalyst, Inc.(a)	4,246	246,523
ICON PLC(a)	2,170	527,896
Integer Holdings Corp.(a)	4,994	488,863
Ligand Pharmaceuticals, Inc.(a)	2,451	278,213
		2,106,393
Industrials (21.7%)
Ameresco, Inc., Class A(a)	6,351	435,234
Atkore, Inc.(a)	5,586	419,565
Chart Industries, Inc.(a)	2,532	393,599
Helios Technologies, Inc.	2,165	175,040
JB Hunt Transport Services, Inc.	1,974	332,520
Ritchie Bros Auctioneers, Inc.	7,767	463,923
Tetra Tech, Inc.	3,950	527,404
Trex Co., Inc.(a)	5,578	541,624
Vertiv Holdings Co.	11,788	330,536
		3,619,445
Information Technology (23.8%)
Akamai Technologies, Inc.(a)	4,141	496,589
Cree, Inc.(a)	3,530	327,443

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

CyberArk Software Ltd.(a)	3,147	$446,968
NICE Ltd., ADR(a)	2,217	617,767
Onto Innovation, Inc.(a)	4,904	343,672
Pegasystems, Inc.	4,154	530,217
Perficient, Inc.(a)	4,112	387,720
Rapid7, Inc.(a)	2,898	329,648
SolarEdge Technologies, Inc.(a)	1,876	486,784
		3,966,808
Materials (2.5%)
Graphic Packaging Holding Co.	17,620	337,775
Ranpak Holdings Corp.(a)	3,290	84,290
		422,065
Utilities (2.9%)
Essential Utilities, Inc.	9,852	483,930
Total Common Stocks		15,871,967

SHORT-TERM INVESTMENT—3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	630,119	630,119
Total Short-Term Investment		630,119
Total Investments (Cost $14,556,896) —98.9%		16,502,086
Other Assets in Excess of Liabilities—1.1%		175,624
Net Assets—100.0%		$16,677,710

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (21.4%)
CHINA (1.7%)
Investment Companies (0.4%)
Huarong Finance 2019 Co. Ltd. (USD), 2.13%, 09/30/2023 (a)	$215,000	$160,175

Real Estate (1.3%)
Country Garden Holdings Co. Ltd. (USD), 3.13%, 10/22/2025 (a)	200,000	195,030
Shimao Group Holdings Ltd. (USD), 6.13%, 02/21/2024 (a)	200,000	203,599
Sunac China Holdings Ltd. (USD), 6.50%, 01/26/2026 (a)	200,000	176,012
		574,641
		734,816
COLOMBIA (0.5%)
Commercial Banks (0.5%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	200,000	202,002

GEORGIA (1.2%)
Transportation (1.2%)
Georgian Railway JSC (USD), 4.00%, 06/17/2028 (a)	520,000	525,200

INDIA (0.6%)
Commercial Banks (0.6%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)	20,000,000	276,082

INDONESIA (3.0%)
Electric Utilities (1.7%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (USD), 6.25%, 01/25/2049 (a)	587,000	744,022

Oil, Gas & Consumable Fuels (0.6%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	200,000	236,453

Sovereign Agency (0.7%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	310,300
		1,290,775
KAZAKHSTAN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(b)	200,000	217,000

KUWAIT (0.6%)
Chemicals (0.6%)
MEGlobal Canada ULC (USD), 5.00%, 05/18/2025 (a)	250,000	279,425

MEXICO (4.8%)
Commercial Banks (0.6%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	249,543

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Oil, Gas & Consumable Fuels (3.6%)
Petroleos Mexicanos
(USD), 6.50%, 03/13/2027	$121,000	$128,139
(USD), 6.84%, 01/23/2030	180,000	187,776
(USD), 6.50%, 06/02/2041	330,000	298,567
(USD), 6.75%, 09/21/2047	324,000	289,624
(USD), 6.35%, 02/12/2048	340,000	290,608
(USD), 6.95%, 01/28/2060	420,000	376,908
		1,571,622
Real Estate Investment Trust (REIT) Funds (0.6%)
Trust Fibra Uno (USD), 6.39%, 01/15/2050 (a)	220,000	261,719
		2,082,884
MOROCCO (0.6%)
Chemicals (0.6%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	245,474

NIGERIA (0.5%)
Engineering & Construction (0.5%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	214,000

OMAN (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
OQ SAOC (USD), 5.13%, 05/06/2028 (a)(c)	200,000	200,500

PANAMA (0.5%)
Commercial Banks (0.5%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	209,682

PERU (0.9%)
Metals & Mining (0.5%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	210,252

Oil, Gas & Consumable Fuels (0.4%)
Petroleos del Peru SA (USD), 5.63%, 06/19/2047 (a)	200,000	206,500
		416,752
SOUTH AFRICA (1.4%)
Diversified Telecommunication Services (0.6%)
MTN Mauritius Investments Ltd. (USD), 6.50%, 10/13/2026 (a)	250,000	287,404

Electric Utilities (0.8%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	330,000	346,540
		633,944
TUNISIA (0.4%)
Commercial Banks (0.4%)
Banque Centrale de Tunisie International Bond (EUR), 6.38%, 07/15/2026 (a)	169,000	169,529

UKRAINE (0.5%)
Iron/Steel (0.5%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	226,377

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

UNITED ARAB EMIRATES (3.1%)
Airlines (0.7%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(b)	$305,063	$310,615

Diversified Financial Services (0.8%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	300,000	331,322

Energy Equipment & Services (1.1%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(b)	200,000	238,000
Galaxy Pipeline Assets Bidco Ltd. (USD), 2.63%, 03/31/2036 (a)(b)	264,000	261,466
		499,466
Real Estate (0.5%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(d)	200,000	204,742
		1,346,145
VENEZUELA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(b)(c)(e)	1,140,000	48,450
(USD), 6.00%, 11/15/2026 (a)(b)(c)(e)	525,236	22,323
		70,773
Total Corporate Bonds		9,341,360

GOVERNMENT BONDS (73.3%)
ANGOLA (1.6%)
Angolan Government International Bond
(USD), 9.50%, 11/12/2025 (a)	380,000	418,948
(USD), 9.38%, 05/08/2048 (a)	270,000	282,825
		701,773
ARGENTINA (2.5%)
Argentine Republic Government International Bond
(USD), 1.00%, 07/09/2029	174,073	66,757
VRN (USD), 0.50%, 07/09/2030 (f)	1,912,000	695,012
VRN (USD), 1.13%, 07/09/2035 (f)	1,068,403	344,571
(USD), 0.00%, 12/15/2035	533,627	2,668
		1,109,008
ARMENIA (1.1%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	200,000	227,000
(USD), 3.95%, 09/26/2029 (a)	260,000	257,400
		484,400
BAHAMAS (1.7%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	770,000	753,453

BAHRAIN (0.5%)
Bahrain Government International Bond (USD), 7.00%, 01/26/2026 (a)	200,000	224,131

BARBADOS (0.3%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(b)	123,400	124,017

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

BELARUS (1.9%)
Republic of Belarus International Bond (USD), 6.88%, 02/28/2023 (a)	$215,000	$215,357
Republic of Belarus Ministry of Finance (USD), 5.88%, 02/24/2026 (a)	650,000	603,622
		818,979
BELIZE (0.3%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(b)(g)	299,139	122,049

BENIN (1.2%)
Benin Government International Bond
(EUR), 4.88%, 01/19/2032 (a)(b)	350,000	410,677
(EUR), 6.88%, 01/19/2052 (a)(b)	100,000	121,828
		532,505
BRAZIL (5.7%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2024 (h)	1,400,000	1,052,564
Series F (BRL), 10.00%, 01/01/2029	899,000	178,822
Brazil Notas do Tesouro Nacional Series F (BRL), 10.00%, 01/01/2027	6,300,000	1,253,149
		2,484,535
CAMEROON (0.5%)
Republic of Cameroon International Bond (EUR), 5.95%, 07/07/2032 (a)(b)	200,000	233,761

CHILE (1.1%)
Bonos de la Tesoreria de la Republica en pesos (CLP), 4.70%, 09/01/2030 (a)	360,000,000	492,182

COLOMBIA (0.8%)
Colombia Government International Bond (USD), 4.13%, 05/15/2051	370,000	344,326

CZECH REPUBLIC (1.0%)
Czech Republic Government Bond (CZK), 1.00%, 06/26/2026 (a)	9,460,000	427,866

DOMINICAN REPB. (0.7%)
Dominican Republic International Bond (USD), 5.95%, 01/25/2027 (a)	260,000	292,113

DOMINICAN REPUBLIC (2.4%)
Dominican Republic International Bond
(USD), 6.85%, 01/27/2045 (a)	600,000	681,756
(USD), 5.88%, 01/30/2060 (a)	360,000	363,244
		1,045,000
ECUADOR (1.7%)
Ecuador Government International Bond
VRN (USD), 5.00%, 07/31/2030 (a)(b)(f)	646,240	563,851
VRN (USD), 1.00%, 07/31/2035 (a)(b)(f)	279,589	193,618
		757,469
EGYPT (4.4%)
Egypt Government Bond (EGP), 14.48%, 04/06/2026	1,000	64
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	320,000	347,136
(EUR), 5.63%, 04/16/2030 (a)	160,000	187,693
(USD), 7.90%, 02/21/2048 (a)	625,000	609,375
(USD), 8.70%, 03/01/2049 (a)	400,000	417,584
(USD), 8.88%, 05/29/2050 (a)	340,000	361,797
		1,923,649

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

EL SALVADOR (2.3%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	$516,000	$462,083
(USD), 8.63%, 02/28/2029 (a)	380,000	356,634
(USD), 9.50%, 07/15/2052 (a)	216,000	203,042
		1,021,759
GABON (0.6%)
Gabon Government International Bond (USD), 6.95%, 06/16/2025 (a)	220,000	238,198

GEORGIA (0.5%)
Georgia Government International Bond (USD), 2.75%, 04/22/2026 (a)	200,000	203,564

GHANA (2.3%)
Ghana Government International Bond (USD), 7.75%, 04/07/2029 (a)(b)	336,000	338,389
Ghana Government International Bond
(USD), 8.63%, 04/07/2034 (a)(b)	246,000	248,456
(USD), 7.88%, 02/11/2035 (a)(b)	223,000	213,892
(USD), 8.95%, 03/26/2051 (a)(b)	200,000	195,232
		995,969
HONDURAS (0.4%)
Honduras Government International Bond (USD), 5.63%, 06/24/2030 (a)	150,000	156,563

IRAQ (1.2%)
Iraq International Bond
(USD), 6.75%, 03/09/2023 (a)	280,000	284,024
(USD), 5.80%, 01/15/2028 (a)	252,688	241,316
		525,340
IVORY COAST (1.4%)
Ivory Coast Government International Bond
(EUR), 5.88%, 10/17/2031 (a)(b)	126,000	161,295
(EUR), 4.88%, 01/30/2032 (a)(b)	250,000	299,409
(EUR), 6.88%, 10/17/2040 (a)(b)	100,000	130,888
		591,592
JORDAN (1.2%)
Jordan Government International Bond
(USD), 4.95%, 07/07/2025 (a)	210,000	218,146
(USD), 7.38%, 10/10/2047 (a)	270,000	283,014
		501,160
KENYA (1.0%)
Republic of Kenya Government International Bond (USD), 7.00%, 05/22/2027 (a)(b)	410,000	447,642

MOROCCO (0.5%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	210,000	234,695

NIGERIA (1.3%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025 (a)	253,000	284,195
(USD), 6.50%, 11/28/2027 (a)	260,000	275,948
		560,143
OMAN (0.5%)
Oman Government International Bond (USD), 6.25%, 01/25/2031 (a)	200,000	215,957

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

PAKISTAN (1.4%)
Pakistan Government International Bond (USD), 7.38%, 04/08/2031 (a)	$587,000	$589,653

PERU (0.7%)
Peruvian Government International Bond (USD), 2.78%, 01/23/2031	320,000	321,245

QATAR (5.2%)
Qatar Government International Bond
(USD), 4.00%, 03/14/2029 (a)	250,000	288,438
(USD), 3.75%, 04/16/2030 (a)	200,000	227,440
(USD), 5.10%, 04/23/2048 (a)	400,000	536,000
(USD), 4.82%, 03/14/2049 (a)	925,000	1,203,469
		2,255,347
ROMANIA (2.5%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	160,000	190,759
(EUR), 2.75%, 04/14/2041 (a)	160,000	186,346
(EUR), 3.38%, 01/28/2050 (a)	556,000	690,860
		1,067,965
RUSSIA (2.3%)
Russian Federal Bond - OFZ (RUB), 7.75%, 09/16/2026	69,465,000	994,018

RWANDA (1.1%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	481,095

SAUDI ARABIA (2.2%)
Saudi Government International Bond (USD), 5.00%, 04/17/2049 (a)	770,000	975,128

SENEGAL (0.9%)
Senegal Government International Bond
(EUR), 4.75%, 03/13/2028 (a)(b)	100,000	123,961
(USD), 6.25%, 05/23/2033 (a)(b)	260,000	275,574
		399,535
SERBIA (1.2%)
Serbia International Bond (EUR), 3.13%, 05/15/2027 (a)	410,000	541,321

SOUTH AFRICA (2.4%)
Republic of South Africa Government Bond
Series 2037 (ZAR), 8.50%, 01/31/2037	1,150,000	67,070
Series 2040 (ZAR), 9.00%, 01/31/2040	12,500,000	747,310
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	200,000	219,976
		1,034,356
TUNISIA (0.7%)
Banque Centrale de Tunisie International Bond
(EUR), 6.75%, 10/31/2023 (a)	200,000	209,634
(EUR), 5.63%, 02/17/2024 (a)	100,000	101,429
		311,063
TURKEY (1.9%)
Turkey Government International Bond
(USD), 6.13%, 10/24/2028	560,000	575,288
(USD), 5.95%, 01/15/2031	264,000	260,478
		835,766

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

UKRAINE (3.9%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2024 (a)	$750,000	$813,903
(EUR), 6.75%, 06/20/2026 (a)	310,000	401,238
(USD), 1.26%, 05/31/2040 (a)(i)	410,000	477,022
		1,692,163
UNITED ARAB EMIRATES (1.1%)
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	211,424
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	245,000	266,418
		477,842
URUGUAY (1.5%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (b)(h)	22,455,714	610,559
(UYU), 8.25%, 05/21/2031	999,000	23,237
		633,796
UZBEKISTAN (1.7%)
Republic of Uzbekistan International Bond
(USD), 4.75%, 02/20/2024 (a)	300,000	317,250
(USD), 3.70%, 11/25/2030 (a)	212,000	209,152
(USD), 3.90%, 10/19/2031 (a)	220,000	219,065
		745,467
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(c)(e)	165,000	16,995
Total Government Bonds		31,936,553

WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A.(c)(j)(k)	29,232	—

UNITED STATES (0.0%)
CANADACO, Series A(c)(j)(k)	92,841	—
Total Warrants		0

SHORT-TERM INVESTMENTS (4.1%)
UNITED STATES (4.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	1,769,135	1,769,135
Total Short-Term Investments		1,769,135
Total Investments (Cost $43,975,815) —98.8%		43,047,048
Other Assets in Excess of Liabilities—1.2%		541,995
Net Assets—100.0%		$43,589,043

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Illiquid security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(f)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Inflation linked security.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(k)	Non-Income Producing Security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
08/25/2021	UBS AG	BRL	4,737,000	USD	897,550	$906,865	$9,315
Indian Rupee/United States Dollar
08/25/2021	UBS AG	INR	42,578,000	USD	578,397	571,402	(6,995)
Indonesian Rupiah/United States Dollar
08/25/2021	UBS AG	IDR	6,714,121,000	USD	465,450	464,698	(752)
Mexican Peso/United States Dollar
10/13/2021	UBS AG	MXN	17,500,000	USD	867,782	870,718	2,936
New Russian Ruble/United States Dollar
10/13/2021	UBS AG	RUB	34,524,000	USD	452,971	466,635	13,664
						$3,280,318	$18,168

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/25/2021	Barclays Bank plc	USD	2,490,080	BRL	13,304,000	$2,546,957	$(56,877)
United States Dollar/Crech Koruna
10/13/2021	UBS AG	USD	3,024	CZK	66,000	3,068	(44)
United States Dollar/Euro
10/13/2021	Deutsche Bank AG	USD	94,578	EUR	80,000	95,032	(454)
10/13/2021	JPMorgan Chase Bank N.A.	USD	3,620,473	EUR	3,055,000	3,629,033	(8,560)
10/13/2021	Royal Bank Of Canada	USD	236,528	EUR	199,000	236,392	136
10/13/2021	UBS AG	USD	406,163	EUR	343,000	407,449	(1,286)
United States Dollar/Mexican Peso
10/13/2021	Deutsche Bank AG	USD	953,105	MXN	19,353,000	962,914	(9,809)
United States Dollar/New Russian Ruble
08/25/2021	Barclays Bank plc	USD	1,023,709	RUB	76,102,000	1,038,266	(14,557)
United States Dollar/Polish Zloty
10/13/2021	UBS AG	USD	469,945	PLN	1,803,000	468,156	1,789
United States Dollar/South African Rand
10/13/2021	UBS AG	USD	791,455	ZAR	11,525,000	779,662	11,793
						$10,166,929	$(77,869)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (23.3%)
AUSTRALIA (0.4%)
Materials (0.4%)
BHP Group Ltd.	367	14,415
Glencore PLC	8,737	39,239
MMG Ltd.(a)	16,000	8,159
Pilbara Minerals Ltd.(a)	13,863	18,039
		79,852
BELGIUM (0.1%)
Materials (0.1%)
Umicore SA	411	25,509
CANADA (1.0%)
Industrials (0.4%)
Canadian National Railway Co.	762	82,796
Materials (0.6%)
Canfor Corp.(a)	2,075	40,066
First Quantum Minerals Ltd.	620	13,279
Nutrien Ltd.	709	42,156
West Fraser Timber Co. Ltd.	640	45,907
		141,408
		224,204
CHILE (0.0%)
Materials (0.0%)
Antofagasta PLC	523	10,859
CHINA (0.4%)
Financials (0.3%)
China Construction Bank Corp., Class H	106,000	73,833
Materials (0.1%)
China Molybdenum Co. Ltd. H Shares	21,000	15,371
		89,204
FINLAND (0.2%)
Industrials (0.2%)
Valmet OYJ	1,076	44,905
FRANCE (1.3%)
Consumer Discretionary (0.1%)
LVMH Moet Hennessy Louis Vuitton SE	15	12,010
Consumer Staples (0.4%)
L'Oreal SA	181	82,806
Health Care (0.4%)
EssilorLuxottica SA	70	13,215

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Sanofi	782	80,603
		93,818
Industrials (0.3%)
Schneider Electric SE	363	60,798
Vinci SA	107	11,329
		72,127
Materials (0.1%)
Eramet SA(a)	251	20,072
		280,833
GERMANY (1.0%)
Consumer Discretionary (0.4%)
Adidas AG	35	12,703
Bayerische Motoren Werke AG	324	32,216
Daimler AG	131	11,690
HelloFresh SE(a)	438	41,058
		97,667
Industrials (0.5%)
Brenntag SE	486	48,542
KION Group AG	527	55,964
		104,506
Materials (0.1%)
BASF SE	303	23,809
		225,982
HONG KONG (0.1%)
Consumer Discretionary (0.1%)
Galaxy Entertainment Group Ltd.(a)	2,000	13,554
Industrials (0.0%)
Jardine Matheson Holdings Ltd.	200	11,899
		25,453
JAPAN (1.3%)
Consumer Discretionary (0.2%)
Denso Corp.	300	20,610
Panasonic Corp.	2,100	25,358
		45,968
Industrials (0.4%)
Ebara Corp.	900	44,518
Kawasaki Heavy Industries Ltd.(a)	2,400	50,374
		94,892
Information Technology (0.5%)
Seiko Epson Corp.	3,200	55,059
Tokyo Electron Ltd.	100	41,242
		96,301
Materials (0.2%)
Mitsubishi Chemical Holdings Corp.	3,000	25,173

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Sumitomo Chemical Co. Ltd.	4,500	23,425
		48,598
		285,759
MALAYSIA (0.1%)
Materials (0.1%)
Lynas Rare Earths Ltd.(a)	3,128	16,907
NETHERLANDS (0.5%)
Consumer Staples (0.1%)
Heineken NV	105	12,227
Energy (0.1%)
Royal Dutch Shell PLC, A Shares	1,197	24,061
Information Technology (0.2%)
ASML Holding NV	85	64,973
Materials (0.1%)
AMG Advanced Metallurgical Group NV	429	13,418
		114,679
RUSSIA (0.1%)
Materials (0.1%)
MMC Norilsk Nickel PJSC, ADR	407	14,042
SOUTH AFRICA (0.0%)
Energy (0.0%)
Thungela Resources Ltd.(a)	31	96
SOUTH KOREA (0.4%)
Consumer Discretionary (0.2%)
Hyundai Motor Co.	175	33,305
Information Technology (0.1%)
Samsung Electronics Co. Ltd.	340	23,235
Materials (0.1%)
LG Chem Ltd.	34	24,973
		81,513
SWEDEN (0.1%)
Consumer Discretionary (0.1%)
Autoliv, Inc.	237	23,909
SWITZERLAND (1.1%)
Consumer Staples (0.4%)
Nestle SA	631	79,903
Health Care (0.4%)
Roche Holding AG	228	88,079
Industrials (0.3%)
ABB Ltd.	1,674	61,199
		229,181

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

UNITED KINGDOM (0.6%)
Industrials (0.4%)
CNH Industrial NV	2,603	43,464
Pentair PLC	673	49,580
		93,044
Materials (0.2%)
Anglo American PLC	312	13,826
Johnson Matthey PLC	562	23,230
		37,056
		130,100
UNITED STATES (14.6%)
Communication Services (0.9%)
Alphabet, Inc., Class A(a)	5	13,473
AT&T, Inc.	2,896	81,233
Twitter, Inc.(a)	206	14,368
Verizon Communications, Inc.	1,473	82,164
		191,238
Consumer Discretionary (0.8%)
BorgWarner, Inc.	474	23,216
Ford Motor Co.(a)	842	11,746
Harley-Davidson, Inc.	523	20,721
McDonald's Corp.	53	12,864
Starbucks Corp.	111	13,479
Target Corp.	355	92,673
TJX Cos., Inc. (The)	192	13,211
		187,910
Consumer Staples (2.8%)
Archer-Daniels-Midland Co.	690	41,207
Bunge Ltd.	545	42,308
Costco Wholesale Corp.	220	94,538
CVS Health Corp.	995	81,948
Kroger Co.	1,178	47,945
Mondelez International, Inc., Class A	1,321	83,567
Procter & Gamble Co. (The)	624	88,752
Sprouts Farmers Market, Inc.(a)	1,565	38,468
Walmart, Inc.	599	85,387
		604,120
Financials (0.8%)
Intercontinental Exchange, Inc.	740	88,674
Marsh & McLennan Cos., Inc.	603	88,774
		177,448
Health Care (1.8%)
Abbott Laboratories	762	92,187
Boston Scientific Corp.(a)	294	13,406
Johnson & Johnson	509	87,650
Medtronic PLC	101	13,262
Merck & Co., Inc.	1,116	85,787
Regeneron Pharmaceuticals, Inc.(a)	24	13,791

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

UnitedHealth Group, Inc.	211	86,978
		393,061
Industrials (2.7%)
AGCO Corp.	356	47,031
AMETEK, Inc.	430	59,791
AO Smith Corp.	654	45,996
Boeing Co.(a)	51	11,550
Danaher Corp.	51	15,172
Deere & Co.	134	48,453
Eaton Corp. PLC	86	13,592
EMCOR Group, Inc.	400	48,724
Emerson Electric Co.	600	60,534
Ferguson PLC	322	45,141
MasTec, Inc.(a)	394	39,885
Middleby Corp.(a)	271	51,894
PACCAR, Inc.	138	11,453
Trane Technologies PLC	246	50,088
Watts Water Technologies, Inc., Class A	317	47,791
		597,095
Information Technology (3.3%)
Accenture PLC, Class A	295	93,715
Adobe, Inc.(a)	153	95,109
Cisco Systems, Inc.	1,480	81,948
Fiserv, Inc.(a)	115	13,238
Global Payments, Inc.	65	12,572
HP, Inc.	1,951	56,325
Lam Research Corp.	91	58,004
Maxim Integrated Products, Inc.(a)	236	23,579
Microsoft Corp.	324	92,311
MKS Instruments, Inc.	321	50,217
TE Connectivity Ltd.	91	13,420
Trimble, Inc.(a)	748	63,954
Zebra Technologies Corp., Class A(a)	116	64,088
		718,480
Materials (1.0%)
Avery Dennison Corp.	211	44,453
CF Industries Holdings, Inc.	854	40,352
Freeport-McMoRan, Inc.	623	23,736
International Paper Co.	722	41,703
Linde PLC	43	13,218
O-I Glass, Inc.(a)	2,390	35,348
Tronox Holdings PLC, Class A	693	12,772
		211,582
Real Estate (0.1%)
Equinix, Inc., REIT	15	12,306
Utilities (0.4%)
NextEra Energy, Inc.	1,149	89,507
		3,182,747
Total Common Stocks		5,085,734

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

GOVERNMENT BONDS (4.1%)
SOUTH AFRICA (4.1%)
Republic of South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	3,812,000	296,452
Series 2030 (ZAR), 8.00%, 01/31/2030	4,588,000	297,889
Series 2032 (ZAR), 8.25%, 03/31/2032	4,913,000	306,077
		900,418
Total Government Bonds		900,418
PREFERRED STOCKS (0.1%)
CHILE (0.1%)
Materials (0.1%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	248	11,780
Total Preferred Stocks		11,780
Total Purchased Options (see detail below)		37,165
SHORT-TERM INVESTMENT (71.1%)
CERTIFICATES OF DEPOSIT (22.2%)
CANADA (3.7%)
Bank Of Montreal (USD), 0.01%, 08/02/2021	807,300	807,300
FRANCE (3.7%)
Societe Generale SA (USD), 0.03%, 08/02/2021	800,572	800,572
NETHERLANDS (7.4%)
ING Bank NV (USD), 0.01%, 08/02/2021	803,647	803,647
Rabobank Nederland NV (USD), 0.01%, 08/02/2021	808,215	808,215
		1,611,862
UNITED KINGDOM (7.4%)
BNP Paribas (USD), 0.03%, 08/02/2021	809,138	809,138
Credit Agricole SA (USD), 0.02%, 08/02/2021	804,147	804,147
		1,613,285
Total Certificates of Deposit		4,833,019
MONEY MARKET FUNDS (9.8%)
UNITED STATES (9.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	2,139,449	2,139,449
Total Money Market Funds		2,139,449
U.S. TREASURIES (39.1%)
U.S. Treasury Bill
(USD), 0.03%, 08/05/2021 (c)(d)	4,500,000	4,499,989
(USD), 0.02%, 09/09/2021 (c)	1,000,000	999,953
(USD), 0.03%, 10/07/2021 (c)	1,500,000	1,499,862

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

(USD), 0.02%, 11/04/2021 (c)	1,500,000	1,499,804
		8,499,608
Total U.S. Treasuries		8,499,608
Total Short-Term Investment		15,472,076
Total Investments (Cost $21,347,736) —98.8%		21,507,173
Other Assets in Excess of Liabilities—1.2%		256,765
Net Assets—100.0%		$21,763,938

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.
(c)	The rate shown is the discount yield at the time of purchase.
(d)	All or a portion of the security has been designated as collateral for swap contracts.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At July 31, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Long Contract Positions
United States Treasury Note 6%–Ultra Bond	3	09/21/2021	$566,524	$598,594	$32,070
Short Contract Positions
E-Mini Russell 2000 Future	(9)	09/17/2021	$(957,975)	$(999,720)	$(41,745)
Euro STOXX 50 Future	(2)	09/17/2021	(92,697)	(96,988)	(4,291)
Nikkei 225 Future	(1)	09/09/2021	(247,297)	(249,305)	(2,008)
United States Treasury Note 6%–10 year Ultra	(8)	09/21/2021	(1,156,987)	(1,202,000)	(45,013)
					$(93,057)
					$(60,987)

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Australian Dollar/United States Dollar
08/10/2021	Citibank N.A.	AUD	987,240	USD	761,300	$724,503	$(36,797)
08/11/2021	Citibank N.A.	AUD	11,599	USD	8,985	8,512	(473)
08/11/2021	Royal Bank of Canada	AUD	10,546	USD	8,163	7,740	(423)
08/13/2021	Citibank N.A.	AUD	519,000	USD	389,273	380,882	(8,391)
Brazilian Real/United States Dollar
08/11/2021	Goldman Sachs & Co.	BRL	1,370,000	USD	258,661	262,790	4,129
08/11/2021	Royal Bank of Canada	BRL	1,847,000	USD	367,095	354,288	(12,807)
10/15/2021	Citibank N.A.	BRL	1,267,000	USD	237,198	240,913	3,715
British Pound/United States Dollar
08/13/2021	Barclays Bank plc	GBP	54,000	USD	76,573	75,061	(1,512)
08/13/2021	Citibank N.A.	GBP	39,000	USD	54,223	54,211	(12)
08/13/2021	HSBC Bank plc	GBP	45,000	USD	62,923	62,551	(372)
08/13/2021	JPMorgan Chase Bank N.A.	GBP	54,000	USD	74,440	75,061	621
08/13/2021	Royal Bank of Canada	GBP	56,000	USD	79,438	77,842	(1,596)
Canadian Dollar/United States Dollar
08/13/2021	Royal Bank of Canada	CAD	484,000	USD	391,261	387,944	(3,317)
Colombian Peso/United States Dollar
08/11/2021	Citibank N.A.	COP	374,880,000	USD	100,615	96,632	(3,983)
08/11/2021	Goldman Sachs & Co.	COP	1,333,000,000	USD	353,570	343,604	(9,966)
08/11/2021	Royal Bank of Canada	COP	406,120,000	USD	108,937	104,684	(4,253)
10/15/2021	JPMorgan Chase Bank N.A.	COP	549,000,000	USD	141,657	141,082	(575)
Crech Koruna/United States Dollar
10/15/2021	HSBC Bank plc	CZK	1,285,000	USD	58,774	59,723	949
Euro/United States Dollar
08/11/2021	Citibank N.A.	EUR	34,127	USD	41,566	40,489	(1,077)
08/11/2021	Royal Bank of Canada	EUR	72,800	USD	88,857	86,372	(2,485)
09/10/2021	Barclays Bank plc	EUR	61,000	USD	72,713	72,414	(299)
09/10/2021	Goldman Sachs & Co.	EUR	230,000	USD	280,856	273,037	(7,819)
09/10/2021	HSBC Bank plc	EUR	89,000	USD	105,700	105,653	(47)
Hong Kong Dollar/United States Dollar
08/11/2021	Goldman Sachs & Co.	HKD	169,758	USD	21,865	21,845	(20)
08/11/2021	HSBC Bank plc	HKD	109,386	USD	14,099	14,076	(23)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Hungarian Forint/United States Dollar
10/15/2021	HSBC Bank plc	HUF	34,200,000	USD	112,864	112,938	74
Indian Rupee/United States Dollar
08/11/2021	Barclays Bank plc	INR	7,990,000	USD	107,361	107,422	61
08/11/2021	HSBC Bank plc	INR	43,090,000	USD	572,967	579,325	6,358
08/13/2021	Citibank N.A.	INR	21,350,000	USD	289,034	286,966	(2,068)
08/25/2021	Citibank N.A.	INR	20,496,000	USD	277,108	275,059	(2,049)
09/01/2021	HSBC Bank plc	INR	20,905,920	USD	282,860	280,305	(2,555)
09/09/2021	Goldman Sachs & Co.	INR	22,648,080	USD	307,089	303,392	(3,697)
10/08/2021	Citibank N.A.	INR	7,380,000	USD	97,666	98,556	890
Indonesian Rupiah/United States Dollar
08/11/2021	Barclays Bank plc	IDR	5,020,000,000	USD	346,457	348,102	1,645
08/11/2021	JPMorgan Chase Bank N.A.	IDR	3,340,000,000	USD	233,110	231,606	(1,504)
09/17/2021	Barclays Bank plc	IDR	5,040,000,000	USD	346,418	347,880	1,462
09/17/2021	HSBC Bank plc	IDR	1,550,000,000	USD	106,795	106,987	192
10/15/2021	HSBC Bank plc	IDR	4,000,000,000	USD	271,536	275,238	3,702
Japanese Yen/United States Dollar
08/11/2021	Citibank N.A.	JPY	11,569,756	USD	105,715	105,468	(247)
08/11/2021	Goldman Sachs & Co.	JPY	473,062	USD	4,308	4,312	4
08/11/2021	Royal Bank of Canada	JPY	13,562,400	USD	123,726	123,633	(93)
Malaysian Ringgit/United States Dollar
10/15/2021	Barclays Bank plc	MYR	324,000	USD	77,152	76,549	(603)
Mexican Peso/United States Dollar
09/01/2021	Goldman Sachs & Co.	MXN	3,620,000	USD	179,567	181,174	1,607
09/13/2021	Goldman Sachs & Co.	MXN	3,430,000	USD	167,998	171,382	3,384
10/15/2021	Citibank N.A.	MXN	4,720,000	USD	232,289	234,777	2,488
New Russian Ruble/United States Dollar
09/10/2021	Barclays Bank plc	RUB	4,200,000	USD	56,747	57,163	416
09/17/2021	Barclays Bank plc	RUB	25,300,000	USD	345,367	343,802	(1,565)
09/17/2021	Goldman Sachs & Co.	RUB	8,080,000	USD	109,576	109,799	223
10/15/2021	HSBC Bank plc	RUB	9,500,000	USD	124,385	128,359	3,974
Peruvian Nouveau Sol/United States Dollar
10/15/2021	Citibank N.A.	PEN	262,000	USD	66,113	64,536	(1,577)
Romanian Leu/United States Dollar
10/15/2021	JPMorgan Chase Bank N.A.	RON	382,000	USD	91,262	91,912	650
South African Rand/United States Dollar
08/11/2021	JPMorgan Chase Bank N.A.	ZAR	3,750,000	USD	264,834	255,716	(9,118)
08/11/2021	Royal Bank of Canada	ZAR	5,010,000	USD	353,526	341,636	(11,890)
10/15/2021	Citibank N.A.	ZAR	2,540,000	USD	174,323	171,789	(2,534)
South Korean Won/United States Dollar
08/10/2021	Citibank N.A.	KRW	798,360,000	USD	709,830	692,630	(17,200)
08/11/2021	HSBC Bank plc	KRW	660,000,000	USD	587,199	572,584	(14,615)
Swiss Franc/United States Dollar
08/11/2021	HSBC Bank plc	CHF	48,079	USD	53,730	53,088	(642)
08/13/2021	JPMorgan Chase Bank N.A.	CHF	359,100	USD	388,949	396,528	7,579
Thai Baht/United States Dollar
08/11/2021	Citibank N.A.	THB	2,203,904	USD	69,368	67,054	(2,314)
08/11/2021	Goldman Sachs & Co.	THB	19,703,159	USD	629,997	599,470	(30,527)
10/15/2021	Goldman Sachs & Co.	THB	4,930,000	USD	151,557	149,959	(1,598)
						$12,419,005	$(158,520)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
08/10/2021	Citibank N.A.	USD	761,687	AUD	987,240	$724,503	$37,184
08/11/2021	JPMorgan Chase Bank N.A.	USD	49,708	AUD	64,414	47,271	2,437
United States Dollar/Brazilian Real
08/11/2021	HSBC Bank plc	USD	586,397	BRL	3,217,000	617,078	(30,681)
United States Dollar/British Pound
08/11/2021	Citibank N.A.	USD	102,482	GBP	73,201	101,752	730
08/11/2021	Goldman Sachs & Co.	USD	17,936	GBP	12,860	17,876	60
08/11/2021	HSBC Bank plc	USD	29,504	GBP	21,252	29,541	(37)
08/13/2021	HSBC Bank plc	USD	66,692	GBP	48,000	66,721	(29)
United States Dollar/Canadian Dollar
08/11/2021	Citibank N.A.	USD	62,268	CAD	76,129	61,021	1,247
08/11/2021	Goldman Sachs & Co.	USD	6,283	CAD	7,611	6,101	182
08/11/2021	JPMorgan Chase Bank N.A.	USD	88,256	CAD	107,236	85,954	2,302
08/11/2021	Royal Bank of Canada	USD	70,891	CAD	87,139	69,846	1,045
United States Dollar/Chinese Renminbi
09/10/2021	HSBC Bank plc	USD	677,573	CNY	4,400,000	679,031	(1,458)
United States Dollar/Colombian Peso
08/11/2021	Royal Bank of Canada	USD	548,348	COP	2,114,000,000	544,920	3,428
United States Dollar/Euro
08/11/2021	Barclays Bank plc	USD	8,413	EUR	6,877	8,159	254
08/11/2021	Citibank N.A.	USD	23,589	EUR	19,367	22,978	611
08/11/2021	Goldman Sachs & Co.	USD	24,975	EUR	20,548	24,379	596
08/11/2021	HSBC Bank plc	USD	49,912	EUR	41,291	48,989	923
08/11/2021	Royal Bank of Canada	USD	711,313	EUR	589,466	699,356	11,957
09/10/2021	Goldman Sachs & Co.	USD	119,953	EUR	101,000	119,899	54
09/10/2021	Royal Bank of Canada	USD	830,467	EUR	680,000	807,239	23,228
United States Dollar/Hong Kong Dollar
08/11/2021	Goldman Sachs & Co.	USD	179,200	HKD	1,391,633	179,080	120
United States Dollar/Indian Rupee
08/11/2021	Barclays Bank plc	USD	232,351	INR	17,300,000	232,590	(239)
United States Dollar/Indonesian Rupiah
08/11/2021	Citibank N.A.	USD	572,450	IDR	8,360,000,000	579,708	(7,258)
United States Dollar/Japanese Yen
08/11/2021	Citibank N.A.	USD	23,408	JPY	2,549,241	23,239	169
08/11/2021	Goldman Sachs & Co.	USD	52,322	JPY	5,698,051	51,943	379
08/11/2021	JPMorgan Chase Bank N.A.	USD	12,057	JPY	1,334,118	12,162	(105)
08/11/2021	Royal Bank of Canada	USD	2,980	JPY	326,345	2,975	5
08/12/2021	Royal Bank of Canada	USD	428,401	JPY	46,845,266	427,038	1,363
08/13/2021	Citibank N.A.	USD	292,049	JPY	32,300,000	294,447	(2,398)
09/17/2021	HSBC Bank plc	USD	103,226	JPY	11,300,000	103,040	186
09/17/2021	Royal Bank of Canada	USD	351,179	JPY	38,700,000	352,889	(1,710)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

United States Dollar/Mexican Peso
09/01/2021	Goldman Sachs & Co.	USD	173,412	MXN	3,620,000	181,174	(7,762)
09/13/2021	Goldman Sachs & Co.	USD	164,073	MXN	3,430,000	171,382	(7,309)
United States Dollar/New Russian Ruble
09/10/2021	Goldman Sachs & Co.	USD	70,078	RUB	5,200,000	70,773	(695)
United States Dollar/New Taiwan Dollar
08/13/2021	Royal Bank of Canada	USD	295,489	TWD	8,100,000	290,412	5,077
08/25/2021	HSBC Bank plc	USD	284,210	TWD	7,776,000	278,661	5,549
09/01/2021	Barclays Bank plc	USD	289,810	TWD	7,931,520	284,154	5,656
09/09/2021	JPMorgan Chase Bank N.A.	USD	314,030	TWD	8,592,480	307,924	6,106
09/17/2021	HSBC Bank plc	USD	353,292	TWD	9,730,000	348,863	4,429
09/17/2021	JPMorgan Chase Bank N.A.	USD	107,065	TWD	2,990,000	107,205	(140)
United States Dollar/New Zealand Dollar
08/13/2021	Goldman Sachs & Co.	USD	292,235	NZD	418,640	291,655	580
United States Dollar/South African Rand
08/11/2021	HSBC Bank plc	USD	1,532,772	ZAR	22,452,277	1,531,041	1,731
10/05/2021	Barclays Bank plc	USD	290,447	ZAR	4,194,600	284,037	6,410
United States Dollar/South Korean Won
08/10/2021	Citibank N.A.	USD	713,650	KRW	798,360,000	692,630	21,020
08/11/2021	HSBC Bank plc	USD	269,618	KRW	300,801,935	260,961	8,657
08/11/2021	Royal Bank of Canada	USD	347,758	KRW	394,000,000	341,815	5,943
United States Dollar/Swedish Krona
08/13/2021	JPMorgan Chase Bank N.A.	USD	292,340	SEK	2,487,700	289,018	3,322
United States Dollar/Swiss Franc
08/11/2021	Citibank N.A.	USD	81,586	CHF	73,935	81,637	(51)
08/11/2021	Goldman Sachs & Co.	USD	67,232	CHF	60,877	67,219	13
08/11/2021	JPMorgan Chase Bank N.A.	USD	103,809	CHF	94,309	104,134	(325)
09/17/2021	Barclays Bank plc	USD	349,399	CHF	320,000	353,671	(4,272)
09/17/2021	Goldman Sachs & Co.	USD	102,918	CHF	93,100	102,896	22
United States Dollar/Thai Baht
08/11/2021	Barclays Bank plc	USD	346,794	THB	10,920,000	332,242	14,552
08/11/2021	Goldman Sachs & Co.	USD	131,756	THB	4,127,151	125,569	6,187
08/11/2021	HSBC Bank plc	USD	105,769	THB	3,292,800	100,184	5,585
08/11/2021	JPMorgan Chase Bank N.A.	USD	114,452	THB	3,567,200	108,532	5,920
						$14,149,514	$130,750

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

 At July 31, 2021, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:
06/20/2026	484,000	CDX.NA.HY	Equal to (5.00)%	Quarterly	$(47,805)	$(47,776)	$29
06/20/2026	1,033,385	iTraxx Europe Crossover	Equal to (5.00)%	Quarterly	(150,118)	(154,880)	(4,762)
06/20/2026	516,615	iTraxx Europe Crossover	Equal to (5.00)%	Quarterly	(76,377)	(77,429)	(1,052)
06/20/2026	240,000	CDX.NA.HY	Equal to (5.00)%	Quarterly	(23,840)	(23,690)	150
					$(298,140)	$(303,775)	$(5,635)
Sell Protection:
06/20/2026	623,700	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	$83,964	$93,478	$9,514
06/20/2026	520,422	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	70,233	77,999	7,766
06/20/2026	745,878	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	100,929	111,790	10,861
06/20/2026	2,365,210	CDX.NA.HY	Equal to 5.00%	Quarterly	201,161	233,470	32,309
06/20/2026	1,964,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	251,975	294,358	42,383
06/20/2026	652,000	iTraxx Europe Sub Financials	Equal to 1.00%	Quarterly	(6,618)	(231)	6,387
					$701,644	$810,864	$109,220

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At July 31, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
GBP	1,140,000	02/15/2026	Receive	12-month UK RPI	3.42%	Annually	$47,819	$51,814	$3,995
EUR	436,250	03/15/2026	Receive	12-month Euro CPI	1.47%	Annually	—	8,843	8,843
EUR	268,603	03/15/2026	Receive	12-month Euro CPI	1.43%	Annually	—	6,093	6,093
EUR	268,604	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	6,050	6,050
EUR	402,905	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	9,075	9,075
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.41%	Annually	—	9,658	9,658
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.41%	Annually	—	9,723	9,723
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	10,402	10,402
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	10,467	10,467
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.39%	Annually	—	12,589	12,589
EUR	492,185	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	12,825	12,825
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	12,746	12,746
EUR	492,185	03/15/2026	Receive	12-month Euro CPI	1.37%	Annually	—	13,062	13,062
EUR	268,604	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	6,007	6,007
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.33%	Annually	—	14,403	14,403
EUR	984,369	03/15/2026	Receive	12-month Euro CPI	1.33%	Annually	—	28,649	28,649
GBP	355,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(15,053)	7,790	22,843
GBP	516,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(16,912)	11,323	28,235
USD	983,000	02/26/2031	Receive	12-month CPI	2.28%	Annually	50,400	—	(50,400)
USD	107,000	02/26/2031	Receive	12-month CPI	2.28%	Annually	2,907	5,304	2,397
USD	60,000	03/02/2031	Receive	12-month CPI	2.22%	Annually	3,500	3,387	(113)
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	5,671	5,671
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	5,703	5,703
EUR	685,000	06/25/2051	Receive	6-month EURIBOR	0.46%	Semiannually	—	(48,099)	(48,099)
EUR	685,000	06/25/2051	Receive	6-month EURIBOR	0.46%	Semiannually	—	(48,947)	(48,947)
							$72,661	$164,538	$91,877
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	$—	$(95,404)	$(95,404)
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	—	(96,676)	(96,676)
GBP	1,450,000	02/15/2026	Pay	12-month UK RPI	3.42%	Annually	—	(65,903)	(65,903)
EUR	38,950	03/15/2026	Pay	12-month Euro CPI	1.43%	Annually	(506)	(884)	(378)
EUR	15,580	03/15/2026	Pay	12-month Euro CPI	1.43%	Annually	(197)	(353)	(156)
EUR	23,370	03/15/2026	Pay	12-month Euro CPI	1.43%	Annually	(298)	(530)	(232)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

GBP	2,790,000	11/15/2029	Pay	12-month UK RPI	3.47%	Annually	—	(61,224)	(61,224)
USD	1,090,000	02/26/2031	Pay	12-month CPI	2.28%	Annually	—	(54,034)	(54,034)
USD	1,090,000	03/02/2031	Pay	12-month CPI	2.22%	Annually	—	(61,526)	(61,526)
EUR	2,025,000	06/25/2031	Pay	6-month EURIBOR	0.10%	Semiannually	—	43,952	43,952
EUR	2,025,000	06/25/2031	Pay	6-month EURIBOR	0.10%	Semiannually	—	42,602	42,602
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	991	(5,671)	(6,662)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	955	(5,703)	(6,658)
							$945	$(361,354)	$(362,299)
							$73,606	$(196,816)	$(270,422)

At July 31, 2021, the Fund held the following over-the-counter total return swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Secuirty	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depriciation)
USD	318,763	10/25/2021	Pay	MSCI China A Index	1-month LIBOR	Monthly	$(13,012)	$(13,012)
USD	356,457	09/17/2021	Pay	MSCI China A Index	1-month LIBOR	Monthly	(13,459)	(13,459)
								(26,471)

At July 31, 2021, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value

CALL OPTIONS PURCHASED (0.1%)
Index Options (0.1%)
CBOE Volatility Index	09/15/2021	25	3	7,500	1,055	825	(230)
CBOE Volatility Index 1	10/20/2021	19	21	39,900	10,920	11,550	630
CBOE Volatility Index 2	10/20/2021	25	2	5,000	647	700	53
CBOE Volatility Index 3	11/17/2021	26	3	7,800	1,034	1,041	7
EURO STOXX 50	09/17/2021	4,220	237	1,000,140	17,149	8,382	(8,766)
EURO STOXX 50 1	09/17/2021	4,342	233	1,011,686	9,128	1,782	(7,346)
						$24,280	$(15,652)

PUT OPTIONS PURCHASED (0.1%)
Index Options (0.1%)
FTSE CHINA A50	10/25/2021	14,814	137	2,029,518	4,492	4,506	14
FTSE CHINA A50 1	09/17/2021	14,611	155	2,264,705	8,319	8,379	60
						$12,885	$74

At July 31, 2021, the Fund held the following written options:

Description	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS WRITTEN (0.2%)
Swaptions (0.2%)
10 year Interest Rate Swap Call, expiring 11/5/2021, Pay 0.45%, Receive 3-month LIBOR	(1,235,000)	(5,558)	(11,215)	(5,657)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

10-year Interest Rate Swap Call, expiring 10/18/2021, Pay 0.53%, Receive 3-month LIBOR	(1,245,000)	(6,598)	(10,196)	(3,598)
10-year Interest Rate Swap Call, expiring 10/18/2021, Pay 0.54%, Receive 3-month LIBOR	(1,245,000)	(6,723)	(10,196)	(3,473)
			$(31,607)	$(12,728)

PUT OPTIONS WRITTEN (0.1%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Index Options (0.1%)
CAC 40 Index	09/17/2021	6,100	(2)	(122,000)	(1,056)	(1,252)	(196)
DAX Index	09/17/2021	14,450	(1)	(72,250)	(640)	(764)	(124)
FTSE 100 Index	09/17/2021	6,550	(1)	(65,500)	(641)	(771)	(130)
NASDAQ 100	09/17/2021	11,793	(83)	(978,819)	(9,156)	(2,050)	7,106
NASDAQ 100 1	09/17/2021	11,596	(86)	(997,256)	(17,214)	(1,833)	15,381
NIKKEI 225	09/10/2021	25,500	(1)	(25,500,000)	(1,814)	(2,416)	(602)
S&P 500 Index	09/30/2021	3,910	(3)	(1,173,000)	(13,403)	(8,751)	4,652
S&P 500 Index 1	09/17/2021	4,090	(1)	(409,000)	(3,046)	(3,315)	(269)
S&PASX 200 Index	09/16/2021	6,825	(4)	(273,000)	(1,182)	(1,230)	(48)
						$(22,382)	$25,770

Description	Notional Amount	Cost	Value	Unrealized Value
Swaptions (0.0%)
10 year Interest Rate Swap Call, expiring 11/5/2021, Pay 0.67%, Receive 3-month LIBOR	(1,235,000)	(8,213)	(916)	7,297
10-year Interest Rate Swap Put, expiring 10/18/2021, Pay 0.66%, Receive 3-month LIBOR	(1,245,000)	(9,088)	(553)	8,535
10-year Interest Rate Swap Put, expiring 10/18/2021, Pay 0.73%, Receive 3-month LIBOR	(1,245,000)	(8,217)	(553)	7,664
			$(2,022)	$23,496
			$(24,404)	$49,266

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (101.5%)
Alabama (4.4%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,030,316
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.), 0.06%, 11/01/2021(a)	1,800,000	1,800,000
		2,830,316
California (3.6%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	385,464
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	471,667
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	490,000	624,978
Series A, 6.50%, 11/01/2039	500,000	834,654
		2,316,763
Colorado (0.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	192,070
Connecticut (2.1%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,341,871
District of Columbia (1.0%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	617,152
Florida (8.6%)
City of Lakeland Revenue Bonds, Series B, AMT, 5.00%, 10/01/2028	565,000	712,262
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,025,822
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035	225,000	266,109
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041(b)	765,000	842,992
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward) , 5.00%, 12/15/2039(b)	500,000	596,557
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	600,000	724,735
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	179,919
St Johns County Industrial Development Authority Revenue Bonds (Vicar'S Landing Project), 4.00%, 12/15/2041	750,000	842,154
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	275,231
		5,465,781
Georgia (1.2%)
Development Authority of Heard County Revenue Bonds (Georgia Power Co.), 0.06%, 12/01/2037(a)	400,000	400,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	354,957
		754,957

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Hawaii (1.1%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	$560,000	$685,530
Illinois (2.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	500,981
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	240,558
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	824,710
		1,566,249
Indiana (1.2%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	790,967
Kentucky (2.1%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	545,181
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.05%, 11/01/2036(a)	800,000	800,000
		1,345,181
Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A
5.00%, 01/01/2022	160,000	160,956
5.00%, 01/01/2023	170,000	173,311
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	11,100
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	635,100
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	313,242
		1,293,709
Maryland (3.1%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.30%, 03/01/2030(a)	2,000,000	2,000,000
Massachusetts (1.0%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	622,503
Michigan (3.6%)
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	1,144,269
4.00%, 07/01/2038	750,000	851,354
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	295,000	304,075
		2,299,698
Mississippi (3.7%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033(b)	1,453,764	1,568,467
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.05%, 07/01/2025(a)	800,000	800,000
		2,368,467
Missouri (0.4%)
Plaza at Noah's Ark Community Improvement District Revenue Bonds, 3.00%, 05/01/2022	60,000	60,605

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	$165,000	$200,084
		260,689
Nebraska (1.2%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	752,820
New Hampshire (1.0%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	311,673
5.00%, 08/01/2036	245,000	305,165
		616,838
New Jersey (5.0%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
Series F, 4.00%, 07/01/2033	30,000	34,083
Series F (Pre-refunded @ $100.000000, 07/01/2026), 4.00%, 07/01/2033	70,000	81,908
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,522,182
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	563,428
		3,201,601
New York (14.4%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	85,000	99,038
5.00%, 07/01/2033(b)	625,000	754,503
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	168,024
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,204,254
Metropolitan Transportation Authority Revenue Bonds
Series C-1, 5.00%, 11/15/2027	1,150,000	1,360,820
Series A-1, 5.00%, 11/15/2027	695,000	832,694
Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	525,957
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,126,738
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	364,863
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,272,252
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	250,000	304,811
Port Authority of New York & New Jersey Revenue Bonds, AMT, 5.00%, 07/15/2033	400,000	522,943
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	681,847
		9,218,744
Ohio (0.4%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	110,000	129,371
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	150,899
		280,270
Pennsylvania (4.0%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward) , 4.00%, 12/01/2037	300,000	339,981
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	1,143,827

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	$825,000	$1,051,454
		2,535,262
Puerto Rico (2.1%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	632,851
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, (AGC-ICC), 5.50%, 07/01/2022	250,000	260,799
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	106,990
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	351,151
		1,351,791
Rhode Island (1.3%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	820,193
South Carolina (1.8%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	577,106
5.00%, 01/01/2026	500,000	596,976
		1,174,082
Tennessee (4.9%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	578,750
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2034	360,000	455,759
4.00%, 10/01/2041	1,355,000	1,555,067
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	550,906
		3,140,482
Texas (17.8%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), 4.00%, 08/15/2036	100,000	111,364
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,675,000	5,691,914
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,047,189
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050(b)	1,000,000	1,036,906
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	966,722
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,142,935
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,140,000	1,343,860
		11,340,890
Utah (1.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	122,733
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	588,418
		711,151

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	$180,000	$195,667
Wisconsin (4.3%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	652,061
5.00%, 06/15/2034	425,000	511,108
Public Finance Authority Revenue Bonds, Series A, 5.00%, 07/01/2038	1,000,000	1,165,140
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	303,640
Wisconsin Health & Educational Facilities Authority Revenue Bonds (St. Camillus Health System), 5.00%, 11/01/2021	120,000	120,782
		2,752,731
Total Municipal Bonds		64,844,425
SHORT-TERM INVESTMENT—0.3%
UNITED STATES (0.3%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	206,409	206,450
Total Short-Term Investment		206,450
Total Investments (Cost $59,700,685) —101.8%		65,050,875
Liabilities in Excess of Other Assets—(1.8)%		(1,173,768)
Net Assets—100.0%		$63,877,107

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (100.9%)
Alabama (3.0%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$751,093
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.), 0.06%, 11/01/2021(a)	1,800,000	1,800,000
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,794
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), Series A, 0.06%, 04/01/2031(a)	2,650,000	2,650,000
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.06%, 12/01/2038(a)	3,000,000	3,000,000
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	290,000	306,043
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 0.06%, 12/01/2036(a)	2,400,000	2,400,000
		11,759,930
Arizona (3.5%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	723,921
5.13%, 01/01/2035(b)	815,000	763,443
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	399,575
5.00%, 07/01/2023(b)	405,000	436,309
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A
6.75%, 07/01/2030(b)	6,000,000	7,087,132
5.50%, 07/01/2031(b)	100,000	109,751
6.00%, 07/01/2051(b)	800,000	889,844
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), 3.00%, 12/15/2031(b)	655,000	698,968
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026(b)	500,000	555,552
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University),
5.00%, 10/01/2026(b)	300,000	322,537
5.13%, 10/01/2030(b)	425,000	486,575
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026(b)	1,250,000	1,355,200
		13,828,807
Arkansas (1.4%)
Arkansas Development Finance Authority Revenue Bonds (Central Arkansas Radiation Therapy Institute, Inc.)
4.00%, 07/01/2023	105,000	110,167
4.00%, 07/01/2024	100,000	106,972
4.00%, 07/01/2025	140,000	152,184
4.00%, 07/01/2026	185,000	204,065
4.00%, 07/01/2027	220,000	245,620
4.00%, 07/01/2028	230,000	259,183
3.00%, 07/01/2032	350,000	357,724
3.13%, 07/01/2036	360,000	367,413
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)(c)	940,000	939,528
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

5.00%, 09/01/2025	$1,000,000	$1,157,339
5.00%, 09/01/2026	1,490,000	1,770,849
		5,671,044
California (3.5%)
California Municipal Finance Authority Revenue Bonds (Highlands Community Charter and Technical Schools), 4.00%, 11/15/2021(b)	1,650,000	1,650,852
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A
5.00%, 10/01/2026	40,000	42,983
5.13%, 10/01/2030	1,020,000	1,151,664
California Municipal Finance Authority Revenue Bonds (United Airlines, Inc.), 4.00%, 07/15/2029	3,000,000	3,521,237
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group)
2.38%, 11/15/2028(b)	1,565,000	1,591,488
3.13%, 05/15/2029(b)	3,075,000	3,137,941
5.00%, 11/15/2036(b)	410,000	493,607
California Statewide Communities Development Authority Revenue Bonds (Birchcrest Preservation LP), 0.07%, 08/01/2032(a)	100,000	100,000
California Statewide Communities Development Authority Revenue Bonds (Provident Group-Ponoma Properties LLC), Series A, 5.60%, 01/15/2036(b)	1,900,000	2,004,533
		13,694,305
Colorado (0.6%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.)
4.00%, 05/01/2024	150,000	162,197
4.00%, 05/01/2027	65,000	74,069
4.00%, 05/01/2029	145,000	168,104
4.00%, 05/01/2030	120,000	138,758
4.00%, 05/01/2036	175,000	199,825
Colorado Health Facilities Authority Revenue Bonds, Series B
5.00%, 05/15/2028	400,000	433,111
5.00%, 05/15/2028	100,000	105,824
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.)
5.00%, 05/15/2025	320,000	346,488
Series B, 5.00%, 05/15/2029	585,000	633,424
		2,261,800
Connecticut (1.6%)
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	374,841
Series B, 5.00%, 11/01/2025	240,000	276,806
Series A, 5.00%, 11/01/2026	325,000	383,339
Series B, 5.00%, 11/01/2026	200,000	235,901
Series A, 5.00%, 11/01/2027	635,000	762,990
Series B, 5.00%, 11/01/2027	200,000	240,312
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group)
Series B-2, 2.75%, 01/01/2026(b)	650,000	658,505
Series B-1, 3.25%, 01/01/2027(b)	750,000	768,570
Series A, 5.00%, 01/01/2030(b)	500,000	577,484
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
5.00%, 07/01/2025	400,000	462,204
5.00%, 07/01/2026	575,000	682,891
5.00%, 07/01/2027	430,000	523,046
5.00%, 07/01/2029	300,000	379,679
		6,326,568

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Delaware (0.2%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.09%, 10/01/2029(a)	$900,000	$900,000
District of Columbia (0.7%)
Metropolitan Washington Airports Authority Aviation Revenue Bonds, 5.00%, 10/01/2034	2,000,000	2,681,601
Florida (8.6%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 0.05%, 06/01/2045(a)	180,000	180,000
Capital Trust Agency, Inc., Zero Coupon%, 01/01/2024	248,055	4,961
Capital Trust Agency, Inc. Revenue Bonds (Educational Growth Fund LLC), Series A-1, 3.38%, 07/01/2031(b)	1,745,000	1,885,828
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035(b)	300,000	346,362
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	40,000	42,867
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	202,509
City of Lakeland Revenue Bonds, Series B
4.00%, 10/01/2033	1,095,000	1,344,845
4.00%, 10/01/2034	1,140,000	1,397,842
County of Bay Revenue Bonds (Florida Power & Light Co.), 0.05%, 06/01/2050(a)	1,000,000	1,000,000
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.)
Series B-3, 3.38%, 08/15/2026	1,000,000	1,010,668
Series B-2, 3.75%, 08/15/2027	1,500,000	1,515,929
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project), Series A
4.00%, 12/15/2029(b)	530,000	597,348
5.00%, 12/15/2034(b)	530,000	636,729
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	98,684
Florida Development Finance Corp. Revenue Bonds (Brightline Trains Florida LLC), Series B, 7.38%, 01/01/2049(b)	2,000,000	2,208,459
Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group)
3.00%, 06/01/2022	115,000	116,842
3.00%, 06/01/2023	115,000	118,900
4.00%, 06/01/2024	105,000	112,936
4.00%, 06/01/2025	110,000	120,449
4.00%, 06/01/2026	110,000	122,163
5.00%, 06/01/2031	300,000	357,966
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group), Series A
4.00%, 06/30/2027(b)	150,000	171,308
4.00%, 06/30/2028(b)	195,000	225,215
4.00%, 06/30/2029(b)	205,000	234,601
4.00%, 06/30/2030(b)	215,000	244,099
4.00%, 06/30/2031(b)	225,000	254,363
4.00%, 06/30/2036(b)	625,000	699,703
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group)
Series A, 4.00%, 06/01/2022(b)	220,000	225,977
Series A, 4.00%, 06/01/2023(b)	225,000	238,292
Series A, 4.00%, 06/01/2024(b)	475,000	516,772
Series A, 4.00%, 06/01/2025(b)	495,000	551,336
1.75%, 06/01/2026(b)	1,020,000	1,021,414
2.38%, 06/01/2027(b)	835,000	836,247
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	2,000,000	2,155,552
5.00%, 08/01/2029(a)(b)	2,000,000	2,075,309

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

3.00%, 06/01/2032	$2,500,000	$2,644,267
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.05%, 12/01/2046(a)	225,000	225,000
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A
4.25%, 06/01/2031(b)	1,200,000	1,356,688
5.00%, 06/01/2057(b)	400,000	483,157
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,668,386
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	400,000	459,502
5.00%, 01/01/2039	240,000	269,878
Saint Johns County Industrial Development Authority Revenue Bonds (Life Care Ponte Vedra Obligated Group)
4.00%, 12/15/2021	85,000	85,984
4.00%, 12/15/2022	110,000	114,651
4.00%, 12/15/2023	115,000	123,020
4.00%, 12/15/2024	140,000	153,040
4.00%, 12/15/2025	180,000	200,402
4.00%, 12/15/2026	190,000	214,612
4.00%, 12/15/2027	215,000	245,973
4.00%, 12/15/2028	205,000	236,900
4.00%, 12/15/2029	225,000	260,224
4.00%, 12/15/2030	200,000	229,997
4.00%, 12/15/2031	210,000	240,537
Seminole County Industrial Development Authority Revenue Bonds (Galileo School Foundation, Inc.), Series A
4.00%, 06/15/2024(b)	130,000	140,340
4.00%, 06/15/2025(b)	105,000	115,572
4.00%, 06/15/2026(b)	155,000	173,351
4.00%, 06/15/2027(b)	235,000	266,459
4.00%, 06/15/2028(b)	250,000	286,764
4.00%, 06/15/2029(b)	255,000	294,154
4.00%, 06/15/2031(b)	275,000	320,805
4.00%, 06/15/2036(b)	315,000	363,224
		34,045,362
Georgia (4.6%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.05%, 09/01/2029(a)	700,000	700,000
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.05%, 09/01/2041(a)	100,000	100,000
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project), 1.78%, 09/01/2036(a)(b)	5,000,000	4,994,154
Development Authority of Burke County Revenue Bonds (Georgia Power Co.), 0.05%, 11/01/2052(a)	2,300,000	2,300,000
Development Authority of Heard County Revenue Bonds (Georgia Power Co.), 0.06%, 12/01/2037(a)	3,600,000	3,600,000
Development Authority of Monroe County Revenue Bonds (Florida Power & Light Co.), 0.05%, 06/01/2049(a)	1,000,000	1,000,000
Development Authority of Monroe County Revenue Bonds (Georgia Power Co.), 0.05%, 11/01/2048(a)	1,665,000	1,665,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.05%, 09/01/2026(a)	600,000	600,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	258,045
5.00%, 05/15/2036	1,970,000	2,830,956
		18,048,155

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Guam (0.0%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	$80,000	$80,586
Idaho (0.2%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	800,000	864,710
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	80,000	86,661
		951,371
Illinois (6.7%)
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2022	600,000	636,210
Series A, 5.00%, 12/01/2028	200,000	256,379
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	685,852
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	475,899
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	160,000	166,706
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group)
4.00%, 10/01/2027(b)	405,000	460,786
4.00%, 10/01/2028(b)	580,000	667,464
4.00%, 10/01/2029(b)	910,000	1,055,311
4.00%, 10/01/2030(b)	630,000	734,981
4.00%, 10/01/2032(b)	685,000	796,707
4.00%, 10/01/2033(b)	1,060,000	1,227,631
4.00%, 10/01/2034(b)	445,000	513,189
Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2025	1,035,000	1,197,023
5.00%, 10/01/2028	120,000	148,398
5.00%, 10/01/2029	200,000	251,598
5.00%, 10/01/2030	100,000	127,581
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	501,963
5.00%, 02/15/2028	400,000	481,747
5.00%, 02/15/2029	520,000	622,286
5.00%, 02/15/2030	335,000	398,559
5.00%, 02/15/2031	370,000	439,031
5.00%, 02/15/2032	225,000	266,412
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	305,851
5.00%, 12/01/2029	315,000	383,232
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group)
5.00%, 05/15/2032	275,000	342,073
5.00%, 05/15/2033	290,000	359,029
5.00%, 05/15/2034	300,000	369,223
5.00%, 05/15/2035	315,000	385,859
5.00%, 05/15/2036	330,000	402,331
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00%, 12/15/2025	295,000	349,616
5.00%, 12/15/2027	100,000	125,181
State of Illinois General Obligation Unlimited Bonds
5.00%, 08/01/2021	50,000	50,000
5.00%, 08/01/2024	2,000,000	2,095,733
Series D, 5.00%, 11/01/2026	2,780,000	3,379,511

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

5.00%, 11/01/2029	$2,000,000	$2,458,584
4.00%, 02/01/2030	745,000	857,059
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	182,415
5.00%, 12/01/2027	150,000	187,167
5.00%, 12/01/2028	350,000	440,316
Village of Matteson Tax Allocation Bonds, 6.50%, 12/01/2035	1,220,000	1,358,710
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,865
		26,429,468
Indiana (0.9%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	100,000	108,105
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	870,000	910,181
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,372,902
		3,391,188
Kansas (1.1%)
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group), Series A
4.00%, 06/01/2025	205,000	226,166
4.00%, 06/01/2026	315,000	353,726
4.00%, 06/01/2027	330,000	375,868
4.00%, 06/01/2028	300,000	346,389
4.00%, 06/01/2036	1,640,000	1,897,010
4.00%, 06/01/2046	1,000,000	1,130,439
		4,329,598
Kentucky (2.8%)
Kentucky Economic Development Finance Authority Revenue Bonds (Christian Care Communities Obligated Group), 4.25%, 07/01/2031	1,315,000	1,394,942
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.09%, 05/01/2034(a)	1,000,000	1,000,000
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.06%, 11/01/2036(a)	6,800,000	6,800,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series C, 0.05%, 01/01/2029(a)	1,800,000	1,800,000
		10,994,942
Louisiana (1.4%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	1,000,000	1,093,487
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	270,623
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2024	180,000	185,554
5.00%, 01/01/2025	370,000	385,029
5.00%, 01/01/2026	390,000	408,023
5.00%, 01/01/2027	410,000	430,368
5.00%, 01/01/2028	430,000	453,096
5.00%, 01/01/2029	450,000	474,760
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	1,082,718
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	438,079

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	$315,000	$324,456
		5,546,193
Maryland (4.6%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	70,000	73,481
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,679,086
5.00%, 09/01/2032(b)	740,000	850,900
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,460,285
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.30%, 03/01/2030(a)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A-2, 5.00%, 11/01/2025	705,000	786,370
5.00%, 11/01/2027	600,000	664,050
		18,024,172
Massachusetts (1.3%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	330,000	335,313
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	635,000	656,320
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	546,401
4.00%, 10/01/2026(b)	500,000	545,650
4.00%, 10/01/2027(b)	450,000	490,635
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,686,222
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	626,614
5.00%, 07/01/2034	300,000	374,947
		5,262,102
Michigan (1.2%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	549,727
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	55,000	56,942
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group)
2.63%, 05/15/2025	1,130,000	1,133,785
5.00%, 05/15/2032	1,795,000	2,080,293
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	768,848
		4,589,595
Minnesota (1.5%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022(b)	960,000	1,004,494
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	4,500,000	4,900,819
		5,905,313
Mississippi (7.7%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033(b)	8,247,261	8,897,969
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,242
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

0.07%, 12/01/2027(a)	$300,000	$300,000
0.06%, 05/01/2028(a)	4,900,000	4,900,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.06%, 07/01/2025(a)	7,300,000	7,300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.52%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,277,176
Mississippi Pearl General Obligation Unlimited Bonds, 3.00%, 07/15/2022	630,000	629,726
		30,285,113
Missouri (1.1%)
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025	675,000	324,000
Plaza at Noah's Ark Community Improvement District Revenue Bonds
3.00%, 05/01/2022	65,000	65,655
3.00%, 05/01/2023	100,000	102,189
3.00%, 05/01/2024	100,000	102,981
3.00%, 05/01/2025	100,000	103,552
3.00%, 05/01/2026	100,000	103,904
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	555,000	559,515
5.00%, 11/15/2022	625,000	655,473
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.)
3.00%, 08/01/2021	140,000	140,000
3.00%, 08/01/2023	140,000	147,684
4.00%, 08/01/2025	150,000	170,227
4.00%, 08/01/2027	440,000	519,988
4.00%, 08/01/2029	385,000	466,941
4.00%, 08/01/2031	310,000	383,301
4.00%, 08/01/2036	275,000	333,473
		4,178,883
Nebraska (0.2%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	625,461
Nevada (0.4%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	750,334
5.00%, 09/01/2029	620,000	762,825
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(d)	145,000	147,476
		1,660,635
New Jersey (2.8%)
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	90,000	95,995
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
5.50%, 04/01/2028	55,000	55,203
Series B, AMT, 5.63%, 11/15/2030	455,000	510,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A
5.00%, 12/15/2032	2,175,000	2,747,421
4.00%, 06/15/2035	3,250,000	3,945,975
4.00%, 06/15/2036	1,165,000	1,410,823
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	354,007

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

5.00%, 01/01/2027	$250,000	$303,388
5.00%, 01/01/2028	255,000	317,327
State of New Jersey General Obligation Unlimited Bonds, Series A, 5.00%, 06/01/2029	1,000,000	1,317,453
		11,057,740
New York (10.4%)
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	600,000	681,793
5.00%, 10/01/2026	630,000	731,620
4.00%, 10/01/2037	500,000	535,989
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	303,479
5.00%, 11/01/2022	250,000	264,583
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	455,000	461,316
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	190,000	195,277
5.00%, 06/01/2023(b)	370,000	398,630
5.00%, 06/01/2024(b)	390,000	434,890
5.00%, 06/01/2025(b)	410,000	471,934
5.00%, 06/01/2026(b)	430,000	501,640
5.00%, 06/01/2027(b)	450,000	523,117
5.00%, 06/01/2032(b)	500,000	572,273
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,125,000	1,310,796
5.00%, 07/01/2033(b)	2,635,000	3,180,985
City of Ogdensburg General Obligation Limited Notes, 3.25%, 03/11/2022	415,849	416,777
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	527,248
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,538,644
Metropolitan Transportation Authority Revenue Bonds
Series D, 5.00%, 11/15/2021	1,000,000	1,013,412
5.00%, 09/01/2022	2,000,000	2,102,407
5.00%, 11/15/2022	1,050,000	1,113,860
5.00%, 11/15/2035	4,000,000	4,776,965
Series A-2, VRN, 5.00%, 11/15/2045(a)	1,600,000	2,103,827
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(d)	1,150,000	1,179,001
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), 2.50%, 03/01/2037	3,000,000	3,105,560
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	466,613
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
5.00%, 09/01/2021	1,025,000	1,027,608
5.00%, 09/01/2022	1,640,000	1,644,085
5.00%, 09/01/2038	730,000	730,946
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), 2.75%, 09/01/2050(a)	1,000,000	1,060,641
New York Transportation Development Corp. Revenue Bonds (American Airlines, Inc.),
2.25%, 08/01/2026	670,000	694,749
3.00%, 08/01/2031	530,000	573,786
Suffolk County Economic Development Corp. Revenue Bonds (St Johnland Assisted Living, Inc.), 4.63%, 11/01/2031(b)	1,020,000	1,065,455
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2021	115,000	115,527

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

5.00%, 10/01/2022	$115,000	$118,601
		40,944,034
North Carolina (0.2%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	850,198
Ohio (2.7%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	7,615,000	8,956,011
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	225,000	257,766
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	204,220
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A
2.88%, 02/01/2026	1,000,000	1,069,310
3.25%, 09/01/2029	140,000	156,488
		10,643,795
Oregon (1.0%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.06%, 06/15/2027(a)	1,700,000	1,700,000
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group)
2.13%, 11/15/2027	500,000	501,920
2.50%, 11/15/2028	500,000	502,601
5.00%, 11/15/2036	875,000	1,058,090
		3,762,611
Pennsylvania (4.7%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	345,000	355,768
Coatesville School District General Obligation Limited Notes, 2.00%, 11/15/2021	3,000,000	3,007,538
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	475,000	482,245
4.25%, 10/15/2026(b)	1,250,000	1,367,696
5.00%, 10/15/2027(b)	1,650,000	1,850,532
5.00%, 10/15/2030(b)	3,000,000	3,541,089
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(b)	2,185,000	2,384,893
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	106,528
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), 4.00%, 05/01/2031	680,000	762,225
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2027	180,000	209,118
4.00%, 12/01/2028	200,000	231,370
4.00%, 12/01/2029	100,000	115,265
4.00%, 12/01/2035	300,000	340,821
4.00%, 12/01/2036	100,000	113,453
4.00%, 12/01/2038	300,000	339,569
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	150,000	153,770
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,283,370
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	55,000	57,824
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	108,138
Series B, 5.00%, 06/01/2024	100,000	112,664
Series B, 5.00%, 06/01/2025	100,000	116,698

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Series D, 5.00%, 06/01/2027	$345,000	$404,471
		18,445,045
Puerto Rico (3.0%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
(AGC-ICC), 5.50%, 07/01/2022	1,580,000	1,648,250
Series A, 5.00%, 07/01/2027	110,000	113,065
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,380,172
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2022	260,000	263,754
Series PP, 5.00%, 07/01/2023	205,000	208,453
Series SS, 5.25%, 07/01/2023(d)	2,340,000	2,441,410
Series PP, 5.00%, 07/01/2024	835,000	853,087
Series UU, 5.00%, 07/01/2024	300,000	308,359
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	104,093
Series L, 5.25%, 07/01/2023	520,000	544,227
Series E, 5.50%, 07/01/2023	200,000	215,586
Series D, 5.00%, 07/01/2027	145,000	149,040
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,178,501
Puerto Rico Public Buildings Authority Revenue Bonds
6.00%, 07/01/2023(d)	1,000,000	1,063,870
(NATL COMWLTH GTD), 6.00%, 07/01/2025	1,095,000	1,224,138
		11,696,005
Rhode Island (0.3%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	708,341
5.00%, 09/01/2023	500,000	539,740
		1,248,081
South Carolina (1.4%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Last Step Recycling LLC),
6.00%, 06/01/2031(b)	2,915,000	3,033,776
6.25%, 06/01/2040(b)	2,000,000	2,105,386
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)(e)	1,060,000	424,000
		5,563,162
Tennessee (0.9%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
4.00%, 10/01/2023	135,000	145,022
4.00%, 10/01/2024	170,000	187,865
4.00%, 10/01/2025	175,000	198,278
4.00%, 10/01/2026	150,000	173,660
4.00%, 10/01/2027	195,000	229,821
4.00%, 10/01/2028	200,000	239,736
4.00%, 10/01/2029	200,000	238,054
5.00%, 10/01/2029	300,000	368,465
4.00%, 10/01/2030	210,000	248,417
4.00%, 10/01/2031	215,000	252,942
5.00%, 10/01/2034	90,000	113,940
4.00%, 10/01/2041	905,000	1,038,624
		3,434,824

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Texas (4.9%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools),
5.00%, 08/15/2022	$55,000	$57,384
5.00%, 08/15/2023	155,000	167,841
5.00%, 08/15/2024	195,000	218,185
5.00%, 08/15/2025	205,000	236,018
5.00%, 08/15/2026	190,000	224,448
5.00%, 08/15/2027	200,000	239,460
5.00%, 08/15/2028	80,000	95,274
4.00%, 08/15/2029	75,000	84,728
4.00%, 08/15/2030	80,000	89,957
4.00%, 08/15/2031	90,000	100,991
4.00%, 08/15/2036	230,000	256,138
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	323,296
5.00%, 07/15/2024	150,000	167,305
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	506,097
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), Series A, 3.63%, 07/01/2026(b)	4,000,000	4,140,131
Decatur Hospital Authority Revenue Bonds, Series A
5.00%, 09/01/2021	330,000	331,112
5.00%, 09/01/2022	150,000	156,981
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	275,000	299,474
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	1,008,121
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 5.00%, 07/01/2023	300,000	296,286
Series D, 6.00%, 07/01/2026	95,000	92,984
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035(b)	1,500,000	1,553,072
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises LLC), 0.05%, 04/01/2040(a)	1,900,000	1,900,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	84,196
5.50%, 08/01/2023	50,000	55,142
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021(c)(e)	695,000	382,250
Series B-1, 5.63%, 11/15/2024	1,470,000	1,473,091
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 1.53%, 12/15/2026(a)(d)	1,500,000	1,500,179
Series D, 6.25%, 12/15/2026	2,050,000	2,416,590
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
5.00%, 12/15/2029	250,000	327,610
5.00%, 12/15/2030	375,000	500,354
Texas Public Finance Authority Revenue Bonds (Texas Southern University), 5.00%, 11/01/2021	100,000	101,144
		19,385,839
U. S. Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,262,856
Utah (3.0%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	500,000	518,754
4.63%, 10/15/2048(a)(b)	1,000,000	1,029,998

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.25%, 06/15/2031(b)	$535,000	$565,082
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,096,937
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	4,310,000	4,410,399
Utah Water Finance Agency Revenue Bonds, Series B, 0.05%, 10/01/2037(a)	2,145,000	2,145,000
		11,766,170
Washington (1.1%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A
5.00%, 01/01/2024(b)	180,000	195,667
5.00%, 01/01/2028(b)	440,000	522,124
5.00%, 01/01/2029(b)	465,000	550,081
5.00%, 01/01/2034(b)	745,000	866,239
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)	535,000	555,618
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group), 5.00%, 01/01/2023(b)	35,000	36,046
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy), Series A
4.00%, 07/01/2025(b)	355,000	389,438
4.00%, 07/01/2026(b)	285,000	317,608
4.00%, 07/01/2027(b)	295,000	332,116
4.00%, 07/01/2028(b)	305,000	345,872
4.00%, 07/01/2029(b)	320,000	364,349
		4,475,158
West Virginia (0.4%)
Glenville State College Board of Governors Revenue Bonds
3.25%, 06/01/2022	170,000	170,673
4.00%, 06/01/2027	250,000	258,211
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,235,000	1,243,453
		1,672,337
Wisconsin (5.0%)
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2024(b)	2,100,000	2,360,711
6.00%, 01/01/2027	4,100,000	4,275,240
Series A, 5.00%, 10/01/2029(b)	500,000	631,750
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-2, 3.00%, 03/01/2026(b)	790,000	790,846
3.50%, 03/01/2027(b)	4,000,000	4,004,587
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic), Series A
3.00%, 12/01/2026	250,000	270,671
4.00%, 12/01/2031	700,000	850,809
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	1,000,000	1,154,542
Wisconsin Health & Educational Facilities Authority Revenue Bond
5.00%, 11/01/2022	120,000	123,873
5.00%, 11/01/2023	360,000	380,077
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	850,000	870,501
5.00%, 03/01/2028	1,190,000	1,309,954
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	767,954
5.00%, 01/01/2027	830,000	936,783

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	$185,000	$190,479
5.00%, 06/15/2024	210,000	232,994
5.00%, 06/15/2026	230,000	269,015
5.00%, 06/15/2027	160,000	191,408
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	102,702
		19,714,896
Total Municipal Bonds		397,394,943
Total Investments (Cost $383,507,339) —100.9%		397,394,943
Liabilities in Excess of Other Assets—(0.9)%		(3,523,720)
Net Assets—100.0%		$393,871,223

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(e)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (101.4%)
Alabama (5.7%)
Black Belt Energy Gas District Revenue Bonds, FRN, 0.97%, 12/01/2048(a)	$20,000,000	$20,166,540
Health Care Authority for Baptist Health Revenue Bonds, Series B
0.25%, 11/15/2037(a)	13,600,000	13,600,000
0.17%, 11/01/2042(a)	19,100,000	19,100,000
Lower Alabama Gas District Revenue Bonds, VRN, 4.00%, 12/01/2050(a)	5,895,000	6,730,004
		59,596,544
Arizona (0.8%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 0.35%, 09/01/2024(a)	7,900,000	7,900,723
Pinal County Industrial Development Authority Revenue Bonds (State of Arizona Department of Corrections), 4.00%, 10/01/2021	1,000,000	1,004,735
		8,905,458
California (7.4%)
California Infrastructure & Economic Development Bank Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 0.20%, 01/01/2050(a)(b)	15,000,000	15,002,710
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 0.20%, 08/01/2023(a)	13,000,000	13,000,000
Series 2017-A1, 0.20%, 11/01/2042(a)(b)	3,000,000	3,000,164
California Statewide Communities Development Authority Revenue Bonds (Birchcrest Preservation LP), 0.07%, 08/01/2032(a)	25,000	25,000
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 0.16%, 07/01/2040(a)	1,875,000	1,875,000
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), Series F, 0.19%, 07/01/2040(a)	1,400,000	1,400,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series D, 0.14%, 07/01/2041(a)	900,000	900,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 0.18%, 04/01/2042(a)	8,935,000	8,935,000
Contra Costa Country California School Tax and Revenue Anticipation Notes, 2.00%, 12/01/2021	4,500,000	4,524,735
Palomar Pomerado Health Care Certificates of Participation
Series A, 0.72%, 11/01/2036(a)	6,050,000	6,050,000
Series B, 0.72%, 11/01/2036(a)	3,200,000	3,200,000
Series C, 0.73%, 11/01/2036(a)	18,425,000	18,425,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.20%, 02/01/2036(a)(b)	740,000	740,000
		77,077,609
Colorado (0.1%)
E-470 Public Highway Authority Revenue Bonds, Series B, FRN, 0.38%, 09/01/2039(a)	1,500,000	1,502,039
Connecticut (1.1%)
City of Bridgeport General Obligation Unlimited Notes, 1.50%, 12/09/2021	4,200,000	4,213,968
City of West Haven General Obligation Unlimited Bonds, Series B, 2.00%, 09/30/2021	4,800,000	4,809,505
East Hartford Conn Housing Authority Multi Family Housing Revenue Bonds (Veterans Terrace Project), 0.25%, 06/01/2023(a)	2,100,000	2,100,546
		11,124,019

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Delaware (0.6%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.09%, 10/01/2029(a)	$4,400,000	$4,400,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 0.11%, 11/01/2027(a)	1,800,000	1,800,000
		6,200,000
Florida (3.0%)
County of Bay Revenue Bonds (Florida Power & Light Co.), 0.05%, 06/01/2050(a)	4,900,000	4,900,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 0.28%, 02/01/2029(a)	16,002,000	16,002,000
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.), AMT, FRN
0.40%, 11/01/2033(a)	3,000,000	3,000,018
0.40%, 11/01/2048(a)	2,000,000	2,000,012
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.)
0.40%, 08/01/2023	2,750,000	2,750,000
0.55%, 11/01/2041(a)	2,750,000	2,752,801
		31,404,831
Illinois (1.8%)
Illinois Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 0.55%, 11/01/2044(a)	6,000,000	6,006,111
State of Illinois, Series A, 5.00%, 10/01/2021	750,000	755,905
State of Illinois General Obligation Bonds, Series C
4.00%, 03/01/2022	5,000,000	5,110,744
4.00%, 03/01/2023	5,000,000	5,292,606
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,133,139
		18,298,505
Indiana (3.8%)
Hammond Local Public Improvement Bond Bank Revenue Bonds, 2.00%, 12/31/2021	1,170,000	1,176,154
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 0.07%, 08/01/2030(a)	38,000,000	38,000,000
		39,176,154
Kansas (2.7%)
City of Bel Aire KS General Obligation Unlimited Bonds, Series B, 0.38%, 12/01/2024	9,610,000	9,612,985
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series A, 0.10%, 09/01/2035(a)	5,000,000	5,000,000
Series B, 0.10%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.30%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.30%, 02/01/2029(a)	1,000,000	1,000,000
Kansas Development Finance Authority Revenue Bonds (University of Kansas)
5.00%, 05/01/2025	3,035,000	3,572,712
5.00%, 05/01/2026	2,185,000	2,659,192
		27,844,889
Kentucky (3.6%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.08%, 07/01/2060(a)	3,500,000	3,500,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.08%, 07/01/2060(a)	14,000,000	14,000,000
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.09%, 05/01/2034(a)	10,300,000	10,300,000
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	2,300,000	2,507,834

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.06%, 11/01/2036(a)	$5,600,000	$5,600,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 0.30%, 08/15/2023(a)	2,100,000	2,100,026
		38,007,860
Louisiana (0.8%)
Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 0.15%, 07/01/2033(a)	135,000	135,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.00%, 09/01/2021(a)	250,000	250,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 0.35%, 03/15/2025(a)	7,500,000	7,501,252
		7,886,252
Maryland (4.7%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 0.22%, 12/01/2033(a)	5,470,000	5,470,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.30%, 03/01/2030(a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.22%, 02/01/2023(a)	830,000	830,000
		48,705,000
Michigan (0.7%)
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027(a)	500,000	500,000
Waterford School District General Obligation Limited Bonds, 4.00%, 08/24/2021	7,120,000	7,135,944
		7,635,944
Mississippi (7.3%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 0.25%, 05/01/2037(a)	7,230,000	7,230,827
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.)
0.07%, 12/01/2027(a)	1,500,000	1,500,000
0.06%, 05/01/2028(a)	2,500,000	2,500,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.06%, 07/01/2025(a)	300,000	300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.52%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 0.15%, 03/01/2033(a)	2,300,000	2,300,000
		75,830,827
Montana (0.5%)
Mizuho Floater/Residual Trust Revenue Bonds, VRDN
0.27%, 06/01/2034(a)(b)	1,110,000	1,110,000
0.27%, 06/01/2034(a)(b)	4,510,000	4,510,000
		5,620,000
Nevada (0.4%)
State of Nevada Department of Business & Industry Revenue Bonds (Republic Services, Inc.), 0.25%, 12/01/2026(a)(b)	4,200,000	4,201,328

New Jersey (6.2%)
Bordentown Sewage Authority Revenue Bonds, Series J, (BAM), 5.00%, 12/01/2021	500,000	507,400
Borough of Bloomingdale NJ General Obligation Unlimited Notes, 1.50%, 02/24/2022	7,592,200	7,651,198
Borough of East Rutherford NJ General Obligation Unlimited Notes, 2.00%, 04/07/2022	5,895,075	5,965,812

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Borough of Raritan NJ General Obligation Unlimited Notes, Series A, 1.50%, 07/07/2022	$5,692,027	$5,761,093
Borough of Seaside Heights NJ General Obligation Unlimited Notes, Series B, 1.00%, 03/31/2022	7,354,325	7,392,640
Borough of Westville NJ General Obligation Unlimited Notes, Series A, 2.00%, 04/28/2022	5,090,000	5,158,208
City of Newark General Obligation Unlimited Bonds
Series B, 2.00%, 10/05/2021	1,160,000	1,163,723
Series C, 2.00%, 10/05/2021	4,200,000	4,213,482
City of Newark NJ General Obligation Unlimited Notes, Series C, 1.25%, 07/25/2022	4,582,031	4,628,947
City of Orange Township NJ General Obligation Unlimited Notes, Series A, 1.00%, 03/31/2022	5,000,000	5,020,057
Gloucester County Improvement Authority Revenue Bonds (Rowan University), 0.60%, 03/01/2024	2,325,000	2,327,191
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.17%, 12/15/2028(a)(b)	4,835,000	4,835,000
Township of Irvington NJ General Obligation Unlimited Notes, 2.00%, 05/19/2022	9,720,952	9,843,494
		64,468,245
New York (20.6%)
City of Cortland General Obligation Unlimited Notes, 1.25%, 11/12/2021	7,045,000	7,063,870
City of Dunkirk School District New York Revenue Anticipation Notes, 1.00%, 06/29/2022	2,400,000	2,418,000
City of Elmira General Obligation Limited Bonds
4.00%, 05/01/2022	845,000	866,820
2.00%, 05/01/2023	455,000	467,017
4.00%, 05/01/2024	675,000	737,152
City of Long Beach General Obligation Limited Notes, 1.50%, 02/22/2022	4,250,000	4,274,156
City of New York General Obligation Limited Bonds, VRDN
0.12%, 04/01/2042(a)	5,000,000	5,000,000
0.12%, 04/01/2042(a)	4,000,000	4,000,000
City of Newburgh General Obligation limited Notes, Series A, 1.00%, 07/29/2022	4,670,000	4,699,828
City of Schenectady General Obligation Limited Notes, 1.00%, 05/06/2022	7,447,551	7,492,029
City of Tonawanda NY General Obligation limited Notes, 1.00%, 06/02/2022	6,878,000	6,921,245
County of Lawrence Norwood-Norfolk central School District New York Revenue Anticipation Notes, 1.00%, 07/27/2022	6,962,040	7,016,622
County of Monroe Henriette Fire District New York Revenue Anticipation Notes, 1.00%, 08/10/2022	4,800,000	4,838,160
County of Suffolk New York General Obligation Limited Bonds
2.00%, 08/19/2021	3,500,000	3,502,912
2.00%, 09/24/2021	12,000,000	12,030,918
County of Ulster central School District New York Revenue Anticipation Notes, 1.00%, 06/28/2022	5,000,000	5,037,350
East Ramapo central School District New York Revenue Anticipation Notes, 1.25%, 05/05/2022	2,000,000	2,014,620
East Ramapo central School District New York Revenue Budget Notes, 1.25%, 05/05/2022	1,100,000	1,108,041
Hastings-On-Hudson Union Free School District General Obligation Unlimited Notes, 1.50%, 03/04/2022	15,000,000	15,121,442
Hempstead Union Free School District General Obligation Unlimited Notes
Series A, 1.00%, 06/30/2022	6,000,000	6,041,792
Series B, 1.00%, 07/13/2022	4,000,000	4,028,965
Metropolitan Transportation Authority Revenue Bonds
Series C-2, 5.00%, 09/01/2021	1,250,000	1,254,671
5.00%, 11/15/2021	1,000,000	1,013,412
Series B, 5.00%, 11/15/2021	700,000	709,388
Series D, 5.00%, 11/15/2021	700,000	709,388
Series F, 5.00%, 11/15/2021	1,000,000	1,013,412
4.00%, 02/01/2022	14,550,000	14,818,685
Series B-1, 5.00%, 05/15/2022	10,000,000	10,372,152
5.00%, 09/01/2022	11,010,000	11,573,748
FRN, 0.36%, 11/01/2035(a)	5,000,000	5,002,537

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

New York City General Obligation Unlimited Bonds
Series A-4, 0.17%, 08/01/2026(a)	$4,475,000	$4,475,000
Series C-4, 0.17%, 10/01/2027(a)	12,100,000	12,100,000
Series J-3, 0.17%, 06/01/2036(a)	18,175,000	18,175,000
Series J-2, 0.18%, 06/01/2036(a)	1,750,000	1,750,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 0.47%, 12/01/2034(a)	1,200,000	1,200,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, 5.00%, 01/01/2024	1,500,000	1,664,246
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.25%, 06/01/2029(a)	6,820,000	6,820,000
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B4A, 0.41%, 01/01/2032(a)	4,000,000	4,000,385
Village of Clayton NY General Obligation Limited Bonds, 2.00%, 10/21/2021	2,925,000	2,934,637
Village of Johnson City General Obligation Limited Bonds, 1.50%, 10/01/2021	9,609,886	9,623,933
		213,891,533
North Carolina (0.2%)
Fayetteville State University Revenue Bonds, (AGM)
5.00%, 04/01/2022(b)	525,000	541,630
5.00%, 04/01/2023(b)	405,000	436,815
5.00%, 04/01/2024(b)	425,000	476,421
5.00%, 04/01/2026(b)	470,000	564,409
		2,019,275
Ohio (0.4%)
Toledo-Lucas County Port Authority Revenue Bonds (CSX Transportation, Inc.), 6.45%, 12/15/2021	3,950,000	4,038,141

Oklahoma (3.4%)
Oklahoma Development Finance Authority Revenue Bonds (Gilcrease Developers LLC), AMT, 1.63%, 07/06/2023	2,000,000	2,021,612
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN
0.10%, 08/15/2031(a)	19,750,000	19,750,000
0.10%, 08/15/2031(a)	13,770,000	13,770,000
		35,541,612
Oregon (0.0%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.06%, 06/15/2027(a)	100,000	100,000
Pennsylvania (9.0%)
Delaware Valley Regional Finance Authority Local Government Revenue Bonds, 2020 Series C, R-Floats Weekly Rate Mode (Pa), 0.08%, 11/01/2055(a)	3,900,000	3,900,000
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 0.30%, 11/01/2021(a)	50,000	50,000
Montgomery County Higher Education and Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.10%, 09/01/2050(a)(c)	48,030,000	48,030,000
Pennsylvania Economic Development Financing Authority Revenue Bonds (Republic Services, Inc.), Series B, 0.20%, 04/01/2049(a)	2,000,000	2,000,109
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group)
Series A, AMT, VRN, 0.58%, 08/01/2037(a)	2,500,000	2,500,000
0.20%, 08/01/2045(a)	26,750,000	26,750,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 0.10%, 09/01/2050(a)	10,000,000	10,000,000
		93,230,109

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

South Carolina (0.2%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), VRDN, 0.10%, 05/01/2048(a)	$2,225,000	$2,225,000

Tennessee (1.0%)
Lewisburg Industrial Development Board Revenue Bonds (Waste Management Inc of Tennessee), 0.20%, 07/02/2035(a)	9,000,000	9,000,000
Nashville & Davidson Industrial Development Board Revenue Bonds (Waste Management Inc of Tennessee), 0.58%, 08/01/2031(a)	350,000	350,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.35%, 06/01/2037(a)	830,000	830,000
		10,180,000
Texas (8.5%)
Angelina & Neches River Authority Revenue Bonds (Jefferson Enterprise Energy LLC), AMT, VRN
0.35%, 12/01/2045(a)(b)	7,500,000	7,507,662
0.45%, 12/01/2045(a)	8,000,000	8,016,686
City of Houston TX Hotel Occupancy Tax & Revenue Bonds
4.00%, 09/01/2022	180,000	187,285
4.00%, 09/01/2023	180,000	193,829
4.00%, 09/01/2025	425,000	483,261
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.)
0.20%, 01/01/2026(a)	1,000,000	1,000,000
AMT, FRN, 0.20%, 05/01/2050(a)	44,000,000	44,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
0.10%, 04/01/2028(a)	7,000,000	7,000,000
0.10%, 01/01/2030(a)	11,800,000	11,800,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2021	1,150,000	1,170,032
5.00%, 12/15/2022	1,150,000	1,224,100
5.00%, 12/15/2025	4,600,000	5,479,909
		88,062,764
West Virginia (1.2%)
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 0.09%, 06/01/2033(a)	12,230,000	12,230,000

Wisconsin (5.7%)
City of Superior WI Revenue Bonds (DTE Electric Co.), 6.90%, 08/01/2021	12,000,000	12,000,000
Public Finance Authority Revenue Bonds (Waste Management, Inc.)
Series A-1, 0.20%, 06/01/2023(a)	5,500,000	5,500,000
0.20%, 10/01/2025(a)	14,300,000	14,300,000
0.30%, 09/01/2027(a)	1,000,000	1,000,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.20%, 12/15/2040(a)(b)	2,230,000	2,230,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.11%, 02/15/2053(a)	24,095,000	24,095,000
		59,125,000
Total Municipal Bonds		1,054,128,938
SHORT-TERM INVESTMENT (3.7%)
UNITED STATES (3.7%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.13%, 08/10/2021	13,600,000	13,600,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.13%, 08/10/2021	10,000,000	10,000,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.12%, 08/10/2021	14,465,000	14,465,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.13%, 08/10/2021	200,000	200,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Total Short-Term Investment	38,265,000
Total Investments (Cost $1,091,458,929) —105.1%	1,092,393,938
Liabilities in Excess of Other Assets—(5.1)%	(53,175,320)
Net Assets—100.0%	$1,039,218,618

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2021

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the "Trust" and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2021

Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund